N-2 - USD ($)				6 Months Ended
		Jul. 29, 2026	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2025
Cover [Abstract]
Entity Central Index Key		0002063706
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-286336
Investment Company Act File Number		811-24073
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		5
Entity Registrant Name		CALAMOS AKSIA HEDGED STRATEGIES FUND
Entity Address, Address Line One		2020 Calamos Court
Entity Address, City or Town		Naperville
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60563
City Area Code		630
Local Phone Number		245-7200
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		true
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A	Class C	Class I	Class M
Shareholder Transaction Fees
Maximum sales load imposed on purchases(1)	2.25%	None	None	None
Maximum contingent deferred sales charge(2)	None	1.00%	None	None
(1)

Investors purchasing Class A Shares may be charged a front-end sales load of up to 2.25% of the investor’s gross purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors (as further described under “Purchasing Shares — Purchase Terms”). See “Purchasing Shares — Purchase Terms.” While Class M Shares do not charge a front-end sales load, if you purchase Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”

(2)

Class C shareholders will be subject to a contingent deferred sales charge on shares redeemed during the first 12 months after their purchase. See “Contingent Deferred Sales Charge” under “Share Repurchase Program.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Expenses(3)
(as a percentage of average net assets attributable to Shares)
Management Fee	1.10%	1.10%	1.10%	1.10%
Interest payments on borrowed funds and securities sold short(4)	0.10%	0.10%	0.10%	0.10%
Other expenses(5)	5.98%	5.98%	6.03%	5.98%
Distribution and/or Service Fees(6)	0.25%	1.00%	None	0.75%
Acquired Fund Fees and Expenses(7)	19.30%	19.30%	19.30%	19.30%
Total annual fund expenses	26.73%	27.48%	26.53%	27.23%
Expense reimbursement(8)	(5.41)%	(5.41)%	(5.46)%	(5.41)%
Total annual fund expenses after expense reimbursement(8)	21.32%	22.07%	21.07%	21.82%

(3)	Assuming estimated net assets for the Fund of $150 million with no leverage at the end of the Fund’s first twelve months of operations.
(4)

These expenses represent estimated interest payments the Fund expects to incur in connection with its expected credit facility during the current fiscal year. See “Investment Objective, Opportunities and Strategies — Leverage.”

(5)

Other expenses are based on estimated amounts for the current fiscal year and include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs, and fees payable to the Independent Trustees.

(6)

Class C Shares and Class M Shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C Shares or Class M Shares, respectively (the “Distribution Fee”). See “Plan of Distribution”. Class A Shares and Class C may charge a shareholder servicing fee of up to 0.25% per year (the “Shareholder Servicing Fee”). The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request.

(7)

The “Acquired Fund Fees and Expenses” disclosed above are based on historical returns of the types of hedge funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and include pass-through fees. See “Special Risks of Investing in Alternative Funds; Reliance on Underlying Managers — Multiple Levels of Fees and Expenses.”

(8)

The Advisor, the Sub-Advisor and the Fund have entered into the Expense Limitation Agreement under which the Advisor and Sub-Advisor have contractually agreed on a monthly basis, to reimburse on a 50/50 basis between the Advisor and the Sub-Advisor the Fund’s “Specified Expenses” in respect of each class of the Fund (each, a “Class”) where “Specified Expenses” means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund’s annual operating expenses, with the exception of (i) the Investment Management Fee (as defined herein), (ii) the Shareholder Servicing Fee (as defined herein), (iii) the Distribution Fee (as defined herein), (iv) certain costs associated with the acquisition, ongoing investment and disposition of the Fund’s investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs, (v) acquired fund fees and expenses, (vi) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vii) taxes and costs to reclaim foreign taxes, and (viii) extraordinary expenses (as determined in the discretion of the Advisor and Sub-Advisor), to the extent that such expenses exceed 0.35% of the average daily net assets of such Class (the “Expense Limitation”).

If, while the Advisor is the investment advisor to the Fund and the Sub-Advisor is investment sub-advisor to the Fund, the Fund’s estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Advisor and Sub-Advisor shall be entitled to reimbursement by the Fund on a 50/50 basis of the other expenses borne by the Advisor and Sub-Advisor on behalf of the Fund (the “Reimbursement Amount”) during any of the previous thirty-six (36) months, but only to the extent that the Fund’s estimated annualized Specified Expenses in respect of a Class are less than, for such month, the lesser of the Expense Limitation or any other relevant expense limit in effect when the fees were waived or expenses reimbursed with respect to the Class, and provided that such amount paid to the Advisor and Sub-Advisor will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Advisor and Sub-Advisor may recapture a Specified Expense in any year within the thirty-six (36) month period after the Advisor and Sub-Advisor bear the expense. See “Fund Expenses —Expense Limitation Agreement” for additional information. The Expense Limitation Agreement will remain in effect for a three-year period from August 13, 2025, unless and until the Board approves its modification or termination. Thereafter, the Expense Limitation Agreement may be renewed annually with the written agreement of the Advisor, the Sub-Advisor, and the Fund. The Fund’s obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement. See “Fund Expenses.”

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example:

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (except that the example incorporates the expense reimbursement arrangement for only the first year).

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Class A
1 Year	3 Years	5 Years	10 Years
$214	$536	$764	$1,019
Class C
1 Year	3 Years	5 Years	10 Years
$202	$536	$767	$1,018
Class I
1 Year	3 Years	5 Years	10 Years
$194	$522	$756	$1,020
Class M
1 Year	3 Years	5 Years	10 Years
$200	$533	$765	$1,019

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return, and redemption of Shares in full at the end of such period:

Class C*
1 Year	3 Years	5 Years	10 Years
$212	$536	$767	$1,018
*

If the contingent deferred sales charge applies, the hypothetical expenses you would pay on $1,000 investment in Class C Shares would be $10, assuming annual expenses attributable to Shares remain unchanged, Shares earn a 5% annual return, and you redeemed your shares in full at the end of the 1-year period. See “Contingent Deferred Sales Charge” under “Share Repurchase Program.”

The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on the purchase of Class M Shares, which are not reflected in the example. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Investment Management Fee.”

Purpose of Fee Table , Note [Text Block]		The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]		as a percentage of average net assets attributable to Shares
Other Expenses, Note [Text Block]		Other expenses are based on estimated amounts for the current fiscal year and include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs, and fees payable to the Independent Trustees.
Acquired Fund Fees and Expenses, Note [Text Block]		The “Acquired Fund Fees and Expenses” disclosed above are based on historical returns of the types of hedge funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and include pass-through fees. See “Special Risks of Investing in Alternative Funds; Reliance on Underlying Managers — Multiple Levels of Fees and Expenses.”
Acquired Fund Fees Estimated, Note [Text Block]		The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and include pass-through fees.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES

Investment Objectives

The Fund’s investment objective is to achieve long term capital appreciation while maintaining a low sensitivity to equity markets primarily by allocating capital across a number of investment funds, managed by third-party investment managers (“Underlying Managers”), that employ a variety of alternative investment strategies (whether hedged or not) and are commonly known as “hedge funds” (“Alternative Funds”). There can be no assurance that the Fund will achieve its investment objective.

Investment Opportunities and Strategies

The Fund will seek to achieve its investment objective primarily by investing in Alternative Funds. The Fund expects to invest in Alternative Funds managed by Underlying Managers that invest or trade in a wide range of assets and pursue a variety of alternative investment strategies, such as relative value, multi- strategy, tactical trading, event driven and long/short equity. The Fund will make primary investments in Alternative Funds managed by Underlying Managers (“Primary Investments”). The Fund may make direct investments in equity, debt and other financial instruments and obligations that are consistent with the types of alternative investment strategies pursued by Alternative Funds or that provide access to private markets (“Direct Investments”).

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in Alternative Funds and Direct Investments (the “80% Policy”). For the purposes of the 80% policy, investments in public liquid alternative investment vehicles (including registered investment companies which may be affiliated or unaffiliated with the Advisor) with principal investment strategies that are consistent with the Fund’s objective of maintaining low sensitivity to the equity markets are counted as Alternative Funds. In addition, the Fund intends to count the value of any cash or cash equivalents, including investments in money market funds or U.S. Treasury securities with remaining maturities of one year or less, that cover unfunded commitments to invest in Alternative Funds and/or Direct Investments, as applicable, that the Fund reasonably expects to be called in the future as a qualifying investment in Alternative Funds and/or Direct Investments, as applicable for purposes of its 80% policy. The 80% Policy is not a fundamental policy of the Fund. The Fund may change its 80% policy without shareholder approval if (i) the Fund provides at least 60 days’ prior notice of such policy change, (ii) the Fund conducts a repurchase offer at its net asset value in advance of the change, and (iii) the repurchase offer is not oversubscribed.

Descriptions of the principal strategies to be employed by the Underlying Managers of the Alternative Funds in which the Fund expects to principally invest, and by the Advisors in connection with Direct Investments, are as follows:

•
Relative Value. Relative value strategies attempt to take advantage of relative pricing discrepancies between financial instruments. Financial instruments are sometimes mispriced relative to an underlying financial instrument, related financial instruments, groups of financial instruments or the overall market. Underlying Managers may employ mathematical, technical or fundamental analyses to identify these opportunities, and frequently hedge positions to isolate the discrepancy and minimize market risk. The investments may represent either short-term trading opportunities or longer-term fundamental judgment on the relative performance of a financial instrument.
•
Multi-Strategy. The investment objective of this type of strategy is to achieve attractive, risk-adjusted rates of return pursuant to a “multi-manager, multi-strategy” investment approach by identifying and allocating its capital among a number of independent investment advisors each of whom employs a wide range of alternative investment strategies. While certain of the independent investment advisors may diversify their investment and trading activities, others may focus primarily on certain markets, sectors or geographic regions.
•
Event Driven. Event driven strategies center on investing in securities of companies facing major corporate events. Mergers and acquisitions are the most prevalent type of event; however, restructurings, spin-offs and significant litigation also present opportunities. Event driven strategies are research intensive and require continual review of announced and anticipated events. The investment manager’s goal is to uncover investment combinations (both long and short, or either long or short) that exhibit favorable risk and reward characteristics based on the probability that the event will occur. The investments are usually hedged to ensure that the investment will generate a return that can be forecast with reasonable accuracy if events unfold as anticipated.
•
Tactical Trading. Tactical Trading strategies are distinguished by their primary return driver being the manager’s anticipation of market direction. Approaches vary between discretionary, systematic, and hybrids of the two. Inputs range from fundamental economic data in a discretionary macro fund to technical indicators based on price in a managed futures trend following strategy. The trading universe typically includes derivatives and securities linked to interest rates, FX, commodities, and equity indices.
•
Long/Short Equity. Equity long/short strategies consist of taking both long and short positions in equity securities that an investment manager considers to be under or overvalued. Investment managers pursuing equity long/short strategies frequently employ bottom-up fundamental research to identify equity securities that either should perform well (in which case the securities will be held long) or poorly (in which case the equities will be sold short). Technical analysis may be used; however, many place those who use technical analysis in the relative value category. Typically, investment managers employing long/short equity techniques hold some combination of both long and short positions that will at least partly offset one another to minimize market risk.

Additionally, the Fund may make co-investments in the equity or debt of companies whose securities are not traded on any securities exchange, typically alongside private equity or private debt funds and other co-investment vehicles, including affiliated funds (“Co-Investments”).

The Fund intends to utilize a multi-layered strategy and expects to hold Liquid Investments for the purposes of liquidity management and to meet liquidity needs for quarterly repurchases. “Liquid Investments” include: (i) public investment vehicles (including registered investment companies which may be affiliated or unaffiliated with the Advisor) whose principal investment strategies are consistent with the Fund’s investment objective of maintaining a low sensitivity to equity markets and may also, from time to time, utilize the following securities and instruments: (ii) equities, (iii) convertible securities (including synthetic convertible securities) of U.S. companies without regard to market capitalization, (iv) employing short selling and entering into total return swaps to enhance income and hedge against market risk, (iv) high yield fixed-income securities (often referred to as “junk bonds”), (v) obligations of U.S., state, and local governments, their agencies and instrumentalities, (vi) mortgage- and asset-backed debt securities (including TBAs), (vii) corporate debt securities, and (viii) repurchase agreements, money market instruments, Treasury Bills, and other securities believed to have debt-like characteristics (such as preferred securities and corporate loans and related assignments and participations).

Leverage

The Fund expects to incur indebtedness in an amount not to exceed 33 1/3 percent of its NAV, and use the proceeds to pay operating expenses, including, without limitation the investment management fee, to fund repurchases of Shares, or for other investment or business purposes. The use of leverage involves a high degree of risk. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the Shareholders and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

The Fund may incur indebtedness to cover short-term cash flow requirements; make investments; pay Fund Expenses, including the Management Fee; repurchase Shares; or meet any other obligations or business purpose of the Fund.

Alternative Funds in which the Fund invests generally have the authority to incur indebtedness for a wide range of purposes, often in any amount without limitations.

Foreign Instruments

The Fund may make investments in non-U.S. investments, including in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund expects that its investments in non-U.S. issuers will be made generally in U.S. dollar denominated securities, but it reserves the right to purchase securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers. Factors considered in determining whether an issuer may be deemed to be from a particular foreign country or geographic region include, among others, the issuer’s principal trading market, the country in which the issuer was legally organized, whether the issuer derives a substantial portion of its operations or assets from a particular country or region or derives a substantial portion of its revenue or profits from businesses, investments or sales outside of the United States.

Foreign investments have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by reduced levels of governmental exchange control regulations; foreign withholding taxes; reduced liquidity in foreign markets; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; other jurisdictions imposing restrictions on investments; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad.

Emerging Markets Risk

Investments in emerging and developing markets present risks not found in more developed markets. Investments in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than in more developed markets. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect an Underlying Manager’s ability to evaluate investments or their potential impact on the Fund’s performance. Further, investments located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities to bring actions against bad actors may be limited.

Cash and Short-Term Investments

The Fund may invest its cash balances in money market instruments, U.S. government securities, commercial paper, certificates of deposit, repurchase agreements and other high-quality debt instruments maturing in one year or less, among other instruments. In addition, and in response to adverse market, economic or political conditions, the Fund may invest in high-quality fixed income securities, money market instruments and money market funds or may hold significant positions in cash or cash equivalents for defensive purposes.

Overview of Investment Process

The Advisor’s personnel manage the Advisor’s various functions and roles, such as the Advisor’s board of directors, Valuation Committee (as defined herein) and officers. The Advisor and Sub-Advisor seek to rely on the combined institutional knowledge and experiences of their personnel to manage the operations and business of the Fund and the Advisors in a streamlined, coordinated manner.

Sub-Advisor’s Alternative Fund Investment Process

The Sub-Advisor selects and negotiates terms of the Fund’s investments in Alternative Funds. The Sub-Advisor will monitor the performance of such investments and has the authority to divest of such investments and enter into new investments within its purview from time to time on behalf of the Fund.

The Sub-Advisor will focus on Alternative Funds managed by Underlying Managers that invest in historically uncorrelated strategies with the potential for long-term capital appreciation. Other factors considered in conducting qualitative and quantitative reviews of an Underlying Manager include the manager’s edge in implementing the strategy, its investment process, its operating history, alignment of incentives with its investors, historical risk-adjusted returns, infrastructure, experience of staff, and overall risk management policies, among other factors.

The operational due diligence process analyzes the core operational-related components of the proposed fund, including operational structure and process (organizational setup, trading and wiring controls, valuation procedures, strength of compliance program); conflicts of interest (affiliated entities, revenue sources, outside business activities); monitoring and security (systems, cybersecurity, disaster recovery); and terms (industry standard, investor protections).

The Sub-Advisor will seek to diversify investments in Alternative Funds across Underlying Managers, investment type, strategies, industries and geographies in an attempt to reduce the sector-specific risk, geographic-specific risk, and strategy-specific risk created by concentrated investments. The Sub-Adviser believes that a diversified portfolio of Alternative Funds will provide returns that are less correlated to those of the public financial markets. The identity and number of Alternative Funds in which the Fund invests will change over time as new opportunities arise and are added to the Fund’s portfolio, and existing Alternative Funds liquidate and thus are removed from the Fund’s portfolio. No assurance is given that the Fund’s portfolio at any given time will represent either a diversified or a representative group of strategies.

Definition of Rule 35d-1 Term in Fund Name [Text Block]		The Fund’s investment objective is to achieve long-term capital appreciation while maintaining a low sensitivity to equity markets primarily by allocating capital across a number of investment funds, managed by third-party investment managers (“Underlying Managers”), that employ a variety of alternative investment strategies (whether hedged or not) and are commonly known as “hedge funds” (“Alternative Funds”).
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in Alternative Funds and Direct Investments (the “80% Policy”). For the purposes of the 80% policy, investments in public liquid alternative investment vehicles (including registered investment companies which may be affiliated or unaffiliated with the Advisor) with principal investment strategies that are consistent with the Fund’s objective of maintaining low sensitivity to the equity markets are counted as Alternative Funds. In addition, the Fund intends to count the value of any cash or cash equivalents, including investments in money market funds or U.S. Treasury securities with remaining maturities of one year or less, that cover unfunded commitments to invest in Alternative Funds and/or Direct Investments, as applicable, that the Fund reasonably expects to be called in the future as a qualifying investment in Alternative Funds and/or Direct Investments, as applicable for purposes of its 80% policy. The 80% Policy is not a fundamental policy of the Fund. The Fund may change its 80% policy without shareholder approval if (i) the Fund provides at least 60 days’ prior notice of such policy change, (ii) the Fund conducts a repurchase offer at its net asset value in advance of the change, and (iii) the repurchase offer is not oversubscribed.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]		Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in Alternative Funds and Direct Investments (the “80% Policy”). For the purposes of the 80% policy, investments in public liquid alternative investment vehicles (including registered investment companies which may be affiliated or unaffiliated with the Advisor) with principal investment strategies that are consistent with the Fund’s objective of maintaining low sensitivity to the equity markets are counted as Alternative Funds.
Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

Investors should carefully consider the risk factors described below, before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the NAV of the Fund’s Shares could decline, and investors may lose all or part of their investment.

General Risks

Market Risk

The risk that securities will increase or decrease in value is considered market risk and applies to any security. The market value of your account is expected to fluctuate. If there is a general decline in the stock market, it is possible a Limited Partner’s investment may lose value regardless of the individual results of the Alternative Funds and securities in which the Fund invests. Further, securities may decline in value or not increase in value when the market in general is rising.

Shares Not Listed; No Market for Shares

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed- end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Closed-end Interval Fund; Liquidity

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Substantial Repurchases

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

Shares of the Fund may be offered to certain other investment companies or other large investors, and certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. As a result, the Fund is subject to the risk that those large Shareholders may purchase or request repurchase of a large amount of Shares of the Fund. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. To satisfy such large shareholder repurchase requests, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV. Large shareholder activity could also generate increased transaction costs or cause adverse tax consequences.

Limited Operating History

The Fund is a recently organized closed-end management investment company with limited operating history, and as a result, the Fund has less financial information on which investors can evaluate an investment in the Fund or prior performance relative to other similar funds. Investors must rely on the Advisors to implement the Fund’s investment policies, to evaluate all of the Fund’s investment opportunities and to structure the terms of the Fund’s investments The results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objectives are not indicative of the results that the Fund may achieve. The Fund expects to have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.

The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. In order to comply with the RIC diversification requirements during the startup period, the Fund may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which may earn yields substantially lower than the interest, dividend or other income that the Fund seeks to receive in respect of suitable portfolio investments. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested. The

Fund will pay an Investment Management Fee to the Advisor throughout this interim period irrespective of the Fund’s performance. If the Investment Management Fee and other expenses exceed the return on the temporary investments, the Fund’s returns could be negatively impacted.

Non-Diversified Status

The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such diversification requirements. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other RICs) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

Temporary Investments

For defensive purposes, during periods in which the Fund determines that economic, market or political conditions are unfavorable to investors and a defensive strategy would benefit the Fund, the Fund may temporarily deviate from its investment strategies and objective. During such periods, the Fund may invest all or a portion of its assets in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; non-U.S. government securities which have received the highest investment grade credit rating, certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds; credit-linked notes or repurchase agreements with respect to any of the foregoing. In addition, the Fund may also make these types of investments to comply with regulatory or contractual requirements, including with respect to leverage restrictions, or to keep cash fully invested pending the investment of assets. It is impossible to predict when, or for how long, the Fund will use these strategies. There can be no assurance that such strategies will be successful. The Fund is not required to adopt defensive positions or hedge its investments and may choose not to do so even in periods of extreme market volatility and economic uncertainty.

Liquidity and Valuation

The Fund expects to invest in securities which are subject to legal or other restrictions on transfer or for which no liquid market exists. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter (“OTC”) markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated and unrated subordinated classes may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past. For these reasons, among others, calculating the fair market value of the Fund’s holdings may be difficult. The Board has designated the Advisor as Valuation Designee, responsible for implementing the portfolio valuation process set forth in the Fund’s valuation policy, and has authorized the Advisor to utilize the independent third-party pricing services and independent third-party valuation services that have been approved by the Board at the Fund’s expense. If market quotations for the Fund’s investments are not readily available, the Advisor may seek to value the Fund’s investments by testing possible sales prices for such investments with at least one potential investor or, if there are market makers, by obtaining quotations and may sell investments through such pricing mechanism. Should no quotes be available for a particular investment, the Fund will determine the fair market value of such investment in good faith. Illiquid securities are subject to wide spreads. Fair valuation is not exact, and prices can vary significantly from one period to the next. The Advisor fair values the Fund’s Alternative Funds based on valuations provided by the Underlying Managers of the Alternative Funds, which valuations may also be based on fair valuation procedures. Further, the fair values of Alternative Funds are subject to adjustment or revisions if the Fund’s NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer. The adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder’s repurchase proceeds in a repurchase offer. See “Determination of Net Asset Value.”

Use of Leverage: Risk of Borrowing by the Fund

The Fund may employ leverage through a secured credit facility to achieve its investment objectives and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including an Advisor’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

The Fund may incur permanent, Fund-level leverage, such as bridge, asset-backed facilities, term loan debt, subscription facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. The Fund may leverage its investments through borrowings. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund does not presently intend to obtain leverage through preferred stock. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

The 1940 Act generally limits the extent to which the Fund may utilize borrowings and “uncovered” transactions that may give rise to a form of leverage, including reverse repurchase agreements, swaps, futures and forward contracts, options, the leverage incurred in securities lending and other derivative transactions or short selling, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any borrowing of 300% or more. To the extent the Fund “covers” its commitment under these transactions, such instrument will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings (or, as the case may be, the 200% asset coverage requirement applicable to preferred shares). The Fund will “cover” its applicable positions by segregating an amount of cash and/or liquid securities to the extent required by the 1940 Act and applicable SEC interpretations and guidance from time to time.

Alternatively, the Fund may enter into an offsetting position or own positions covering its obligations with respect to a transaction; otherwise, the transaction will be considered “uncovered.” The Fund may not cover an applicable derivative transaction if it does not need to do so to comply with the foregoing 1940 Act requirements and, in the view of the Advisor, the assets that would have been used to cover could be better used for a different purpose. However, these transactions, even if covered, may represent a form of economic leverage and will create risks. The potential loss on derivative instruments may be substantial relative to the initial investment therein. In addition, these segregation and coverage requirements could result in the Fund maintaining securities positions that it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restricting portfolio management. Such segregation and cover requirements will not limit or offset losses on related positions.

The Advisors expect that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral that could affect the Fund’s liquidity. Incurrence of indebtedness at the level of the Fund (or entity through which it invests) may, among others, have the following consequences to Shareholders, such as: (i) greater fluctuations in the NAV of the Fund’s assets; (ii) use of cash flow for debt service, distributions, or other purposes (and prospective investors should specifically note in this regard that, for the avoidance of doubt, in connection with one or more credit facilities entered into by the Fund, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby); (iii) to the extent that Fund revenues are required to meet principal payments, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.

In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of any then existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.

With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.

On November 25, 2025, the Fund entered into a senior secured credit facility (the “Secured Credit Facility”) with BofA in its capacity as Lender, BofA in its capacity as administrative agent, collateral agent and calculation agent for Lender. The Secured Credit Facility was amended on April 29, 2026 and provides for borrowings on a committed basis in an aggregate principal amount up to $5,000,000 (increased from $2,000,000). The amount may be increased from time to time upon mutual agreement by the parties. The Secured Credit Facility matures on November 24, 2026. As of June 30, 2026, the Fund had repaid all drawn down amounts under the Secured Credit Facility, and there were no amounts outstanding under the Secured Credit Facility as of that date.

Effects of Leverage. The table below assumes that borrowings represent 0% of the Fund’s net assets as of June 30, 2026 and the Fund bears expenses relating to such borrowings at annual effective interest rates of 5.77% based on interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such leverage would be approximately 0.04%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of ‑10%, ‑5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(10.04)%	(5.04)%	(0.04)%	4.96%	9.96%

Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.

No Assurance of Investment Return

The Fund’s task of identifying and evaluating investment opportunities, managing such investments, and realizing a significant return for investors is difficult. Many organizations operated by persons of competence and integrity have been unable to make, manage, and realize a profit on such investments successfully. The Advisors believe that their investment strategy and investment approach moderate this risk through a careful selection of securities and other financial instruments. However, there is no assurance that the Fund will be able to invest its capital on attractive terms or generate returns for its investors. Investors in the Fund could experience losses on their investment.

Reporting Requirements

Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

Valuation

Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for shares or interests in some of the Fund’s investments, generally including Alternative Funds, to trade. Similarly, investments held by an Alternative Fund may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of such investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and other markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund or the Alternative Funds in which the Fund invests. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund or an Alternative Fund is less than the value of such instruments carried on such fund’s books.

The Fund may value its investments at fair value. The Advisor fair values the Fund’s Alternative Funds based on valuations provided by the Underlying Managers of the Alternative Funds, which valuations may also be based on fair valuation procedures applicable to such Alternative Funds. Further, the fair values of Alternative Funds are subject to adjustment or revisions if the Fund’s NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer. The adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder’s repurchase proceeds in a repurchase offer. In general, fair value represents a good faith approximation of the current value of an asset. Shareholders should recognize that fair value pricing involve various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets (including securities and assets held by the Alternative Funds), or that fair value pricing will reflect a price that the Fund or an Alternative Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, an Alternative Fund’s NAV could be adversely affected if the Alternative Fund’s determinations regarding the fair value of the Alternative Fund’s investments were materially higher than the values that the Alternative Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain investments of the Fund and/or the Alternative Funds in which the Fund invests. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Fund or an Alternative Fund.

The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which the Shares will be repurchased. Consequently, variance in the valuation of the Fund’s investments or in the valuation of the NAV of the Alternative Funds in which the Fund invests will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors.

Business and Structure Related Risks

Availability of Suitable Investments

While the Advisors believe that many attractive investments of the type in which the Fund expects to invest are currently available, there can be no assurance that such investments will continue to be available or that available investments will continue to meet the Fund’s investment criteria. Furthermore, the Fund may be unable to find a sufficient number of attractive investment opportunities to meet its investment objectives. Past performance is not necessarily indicative of future performance.

Cyber Security

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment vehicles such as the Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cyber- attacks result from deliberate attacks, but unintentional events may have effects similar to those caused by cyber-attacks, including unauthorized access through hacking, malicious software coding, denial-of-service attacks, data corruption, or inadvertent employee errors. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial-of-service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyberattacks against, or security breakdowns of, the Fund, the Advisor, the Fund’s custodian and/or other third-party service providers may adversely impact the Fund or the Shareholders. For instance, cyber-attacks may interfere with the processing of Shareholder transactions, impact the Fund’s ability to value its assets, cause the release of private Shareholder information or confidential information of the Fund, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may also incur substantial costs for cyber security risk management in order to prevent any cyber incidents in the future. The Fund and the Shareholders could be negatively impacted as a result. While the Fund or the Fund’s service providers have established business continuity plans and systems designed to prevent such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment therein to lose value. Further, the rapid development and widespread use of certain artificial intelligence (“AI”) technologies, including machine learning and generative AI (“AI Technologies”), could exacerbate these risks or result in cyber security incidents that implicate personal data.

Artificial Intelligence

The rapid development and increasingly widespread use of AI Technologies may adversely impact markets, the overall performance of the Fund’s or an Alternative Fund’s investments or the services provided to the Fund by its service providers (including, without limitation, the Advisor, fund accountant, custodian, or transfer agent). For example, service providers to the Fund may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.

Additionally, the use of AI Technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud and cyberattacks. The use of AI Technologies may face regulatory scrutiny in the future, which could limit the development of AI and impede the growth of companies that develop and use AI. Actual usage of AI Technologies by the Fund’s service providers will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Fund and Alternative Funds.

Distribution Payment and Frequency Not Guaranteed

The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year- to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may return all or a substantial portion of the proceeds from the offering of Shares in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser. A return of capital to Shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold for less than the Shareholder’s original investment.

Repurchase Offers

As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c‑3 under the 1940 Act. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding shares at NAV on a quarterly basis. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Failure to Qualify as a RIC or Satisfy Distribution, Income and Asset Requirements

To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset- diversification requirements.

•

The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and at least 90% of the Fund’s net income from tax-exempt obligations, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the Investment Company Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to maintain its RIC status and thus become subject to corporate-level income tax.

•

The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its gross income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources. If the source-of-income requirement is not met, the Fund may fail to qualify for RIC tax treatment and be subject to corporate-level income tax.

•

The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to maintain its RIC status for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Difficulty Meeting RIC Status Requirements Because of Alternative Funds

Each of the above ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Advisors obtain information from or about the Alternative Funds in which the Fund is invested. However, Alternative Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisors to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M. Ultimately this may limit the universe of Alternative Funds in which the Fund can invest.

Alternative Funds classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the source-of-income requirement, described above. In order to meet the source-of-income requirement, the Fund may structure its investments in a way potentially increasing the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount and sources of such an Alternative Fund’s income until such income has been earned by the Alternative Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the source-of-income requirement.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in an Alternative Fund that limits utilization of this cure period.

Moreover, because the Fund’s allocable portion of an Alternative Fund’s taxable income will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund has to sell investments for this purpose, it will generally seek to sell more liquid investments first. If the Fund is not able to obtain cash from other sources, the Fund may fail to maintain its RIC tax status and, thus, become subject to corporate-level income tax.

For additional discussion regarding the tax implications of a RIC, see “TAX ASPECTS.”

Risks Associated with the Fund and the Advisors

Investments in the Fund Generally

Because the Fund invests in multiple Alternative Funds, an investment in the Fund will be affected by the investment policies and decisions of the Underlying Manager of each Alternative Fund in direct proportion to the amount of Fund assets that are invested in such Alternative Fund. The value of the Fund’s assets may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Alternative Funds invest and the financial condition and prospects of issuers in which the Fund invest.

Senior Management Personnel of the Advisors

Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Advisors. The Advisors evaluate, negotiate, structure, execute, monitor and service certain of the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Advisors and their respective senior management teams. The departure of any members of the Advisors’ respective senior management teams could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Advisors’ ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Advisors’ capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Advisors may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Advisors may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

In addition, the Investment Advisory Agreement and Sub-Advisory Agreement have termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement and the Sub-Advisory Agreement may be terminated at any time, without penalty, by the Advisor or the Sub-Advisor, respectively, upon 60 days’ notice to other party or parties thereto. If the Sub-Advisory Agreement is not continued by the Board or is terminated by the Board or the Advisor, the Investment Advisory Agreement shall be terminated at the time the Sub-Advisory Agreement is terminated. If any such agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreements are terminated, it may be difficult for the Fund to replace the Advisor and/or Sub-Advisor.

Key Personnel

The Advisors depend on the diligence, skill, and network of business contacts of their professionals. The Advisors also depend, to a significant extent, on deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Advisors are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Advisors, or a significant number of the investment professionals or partners of the Advisors’ affiliates, could have a material adverse effect on the Fund’s ability to achieve their investment objectives. Individuals not currently associated with the Advisors may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Advisors will remain the Fund’s investment advisor and/or sub-advisor or that the Advisors will continue to have access to the investment professionals and partners of their affiliates and the information and deal flow generated by the investment professionals of their affiliates.

Unspecified Investments

The Advisor and Sub-Advisor each has complete discretion to select the investments for its allocated portion of the Fund’s portfolio as opportunities arise. The Fund must rely upon the ability of the Advisor and Sub-Advisor to identify and implement investments consistent with the Fund’s investment objective.

Systems and Operational

The Fund depends on the Advisor and the Sub-Advisor, respectively, to develop and implement appropriate systems for the Fund’s activities. The Fund relies heavily and on a daily basis on financial, accounting and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain securities, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. Certain of the Fund’s, the Advisor’s and the Sub-Advisor’s activities will be dependent upon systems operated by third parties, including prime brokers, the Administrator, market counterparties and other service providers, and the Advisor may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Advisor, Sub-Advisor, prime brokers, the Administrator, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. Disruptions in the Fund’s operations may cause the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and the Investors’ investments therein.

Fundamental Analysis

Investment decisions will be based on fundamental analysis. Data on which fundamental analysis relies may be inaccurate or may be generally available to other market participants. Fundamental market information is subject to interpretation. To the extent that the Advisor or Sub-Advisor misinterpret the meaning of certain data, the Fund may incur losses.

Investment and Due Diligence Process

Before making investments, the Advisors will conduct due diligence that they deem reasonable and appropriate based on the facts and circumstances applicable to each investment. When conducting due diligence, the Advisors may be required to evaluate important and complex business, financial, tax, accounting and legal issues. When conducting due diligence and making an assessment regarding an investment, the Advisors will rely on the resources reasonably available to them, which in some circumstances whether or not known to the Advisors at the time, may not be sufficient, accurate, complete or reliable. Due diligence may not reveal or highlight matters that could have a material adverse effect on the value of an investment.

Co-Investment Exemptive Relief

The Advisor and the Sub-Advisor have received exemptive relief from the SEC that permits the Fund to participate in certain joint transactions that otherwise may be prohibited by the provisions of Sections 17(d) of the 1940 Act. The exemptive relief permits the Fund to participate in certain privately negotiated co-investment transactions alongside certain other funds that are advised by the Advisor, the Sub-Advisor or their respective affiliates, subject to the terms and conditions of the exemptive relief. Such conditions may limit or restrict the Fund’s ability to participate in a portfolio investment, including, without limitation, in the event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund and the other funds. In such case, the Fund may participate in such investments to a lesser extent or, under certain circumstances, may not participate in such investment.

Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly

The Advisors have established, and expect to continue to establish, additional companies, partnerships or other entities, pooled investment vehicles for multiple investors, funds, separate accounts, and other entities that may have, in whole or in part, investment objectives and strategies that may be similar to or overlap with those of the Fund (collectively, “Other Investment Vehicles”). The Fund may at times compete with the Other Investment Vehicles for certain investments and the returns of each of the Other Investment Vehicles will likely differ materially from the returns of the Fund.

The results of the investment activities of the Fund may differ significantly from the results achieved by the Advisors for their own benefit and from the results achieved by Other Investment Vehicles based on the investment strategies employed by such investors.

Subject to applicable law, including the 1940 Act, Other Investment Vehicles may invest alongside the Fund. In allocating any investment opportunities, the Advisors will take into account numerous factors, including factors specific only to such Other Investment Vehicles, in their discretion. Any such investments made alongside the Fund may or may not be in proportion to the relevant commitments of the investing parties and, subject to applicable law, may involve different terms and fee structures than those of the Fund. As a result, investment returns may vary materially among the Fund and Other Investment Vehicles that invest alongside the Fund. In certain circumstances, negotiated co-investments may be made because the Fund has received an exemptive order from the SEC permitting such investment. See “Co-Investment Exemptive Relief.”

“Best-Efforts” Offering

This offering is being made on a best-efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Return

No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.

Inadequate Network of Broker-Dealer

The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objectives and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objectives and strategies. If the Fund is unsuccessful in implementing its investment objectives and strategies, an investor could lose all or a part of his or her investment in the Fund.

The Fund’s and the Alternative Fund’s Investments, Investment Activities and Related Risks

Hedge Funds

The Fund will invest in private investment funds, or “hedge funds,” which pursue alternative investment strategies. Hedge funds often engage in speculative investment practices such as leverage, short-selling, arbitrage, hedging, derivatives, and other strategies that may increase investment loss. Hedge funds can be highly illiquid, are not required to provide periodic pricing or valuation information to investors, and often charge high fees that can erode performance. Additionally, they may involve complex tax structures and delays in distributing tax information. A shareholder will also bear fees and expenses charged by the underlying hedge funds in addition to the Fund’s direct fees and expenses, thereby increasing indirect costs and potentially reducing returns to shareholders. There can be no assurance that the investment objective of a hedge fund will be achieved. A hedge fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such fund at a time that is unfavorable. In addition, one hedge fund may buy the same securities that another investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Moreover, certain hedge fund managers charge performance-based fees that may create an incentive to invest hedge fund assets in investments that are riskier or more speculative than the investments the managers would have selected in the absence of a performance fee.

Because of the speculative nature of a hedge fund’s investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more hedge funds.

General Economic Conditions and Recent Events

The value of the Fund’s or Alternative Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund or Alternative Funds may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets. U.S. or global markets may be adversely affected by uncertainties and events in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an Alternative Fund’s ability to access depository accounts. In such cases, the Fund or an Alternative Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or an Alternative Fund or other Fund investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or an Alternative Fund or other Fund investment may not recover such excess, uninsured amounts.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

In the first half of 2025, the United States enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Certain foreign governments have threatened or instituted, or may in the future threaten or institute, retaliatory tariffs on certain U.S. goods. Tariffs may be subject to legal challenge and may be modified, limited or invalidated by judicial or regulatory action. The scope, timing and ultimate validity of any such tariffs, and of any governmental response to legal challenges, is uncertain, and significant uncertainty continues to exist about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund or an Alternative Fund and the performance of their investments..

International war or conflicts (including ongoing wars in Europe and the Middle East) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe, South America and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. The ongoing conflicts in Ukraine and Iran and escalating conflicts in other parts of the Middle East have created, and continue to create, economic and political uncertainties and have contributed to recent global economic instability. Strategic competition between the U.S. and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events, including natural disasters, climate-related events, pandemics or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as the Fund or an Alternative Fund. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

Significant uncertainty exists with respect to changes in legislation, regulation, and government policy at the federal, state, and local levels in the U.S. and internationally. Recent and potential future changes to fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policies may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, corporate taxes, inflation, and the overall regulatory environment. These uncertainties and changes could adversely affect the Fund’s or an Alternative Fund’s business, financial condition, operating results, and cash flows.

Equity Securities

Equity securities in which the Fund or an Alternative Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Common stock prices may be affected by technological disruptions, shifts in consumer preferences, and changes in regulatory or tax policy. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation’s stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible.

Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Generally, preferred shareholders have no voting rights with respect to the issuer unless distributions to preferred shareholders have not been paid for a stated period, at which time the preferred shareholders may elect a number of Trustees to the issuer’s board. Generally, once all the distributions have been paid to preferred shareholders, the preferred shareholders no longer have voting rights.

Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Publicly Traded Equity Securities Risk

Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. Common stocks of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund or an Alternative Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund or an Alternative Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.

Short Positions Risk

A short sale of an instrument entails the theoretical risk of an unlimited increase in the market price of that instrument, which can in turn result in significant losses to a client. Purchasing instruments to close out a short position in such instruments can itself cause the price of the instrument to rise further, increasing losses.

Furthermore, a client may be forced to close out a short position in a security prematurely if a lender of such security demands the return of the security sold short. Short selling transactions expose the Fund and Alternative Funds who engage in short sales to the risk of loss in an amount greater than the initial investment, and such losses can increase rapidly and without effective limit. There is the risk that the securities borrowed by the Fund or an Alternative Fund in connection with a short sale would need to be returned to the securities lender on short notice. If such request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, wherein the Fund or an Alternative Fund may be compelled, at the most disadvantageous time, to replace the borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the proceeds received earlier.

Minority Positions

The Fund may hold minority positions in issuers. Accordingly, the Fund may not be able to exercise control over such issuers. In addition, in certain situations, including where the issuer is in bankruptcy or undergoing a reorganization, minority investors may be subject to the decisions taken by majority investors and the outcome of the Fund’s investment may depend on such majority-controlled decisions, which decisions may not be consistent with the Fund’s objectives.

Cash Equivalents and Short-Term Debt Securities

For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. Short-term debt securities are defined to include, without limitation, the following:

(1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, the securities of which are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, the securities of which are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, the securities of which are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, the securities of which are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate. Recent periods of market disruption, including the COVID‑19 pandemic and the 2023 regional banking turmoil have negatively impacted government-sponsored entities. During such periods, government-sponsored entities, which back the majority of U.S. mortgages, have experienced extreme volatility, and in some cases, a lack of liquidity. In recent years, repeated delays or disputes regarding the U.S. statutory debt ceiling have led to increased volatility and the risk of a downgrade of U.S. government credit ratings. The Advisor and the Sub-Advisor will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives; but there can be no assurance that it will be successful in doing so.

(2) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Advisors will monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Advisors will do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

Risks Relating to Accounting, Auditing, Financial Reporting, etc.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund’s investments may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. Although the Fund will be using U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Fund’s investments may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the NAV of the Fund published from time to time may not accurately reflect a realistic value for any or all such investments. In addition, privately held companies may not have third-party debt ratings or audited financial statements. As a result, the Fund must rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in a privately held company. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money on Fund’s investments.

Use of Derivatives

The Sub-Advisor and a number of the Underlying Managers used by the Fund may use derivative instruments, including without limitation, option contracts, swap agreements and forward contracts, and derivative techniques, including without limitation, synthetic short sales, for various hedging and/or speculative purposes. The use of such instruments and techniques may result in leveraging the assets of an Alternative Fund or managed account, thereby exposing such fund or managed account (and thus the Fund) to significant risks.

Among other things, the prices of derivative instruments can be highly volatile. Price movements of derivative instruments are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.

Uncertainties remain as to how the markets for these instruments will perform during periods of unusual price volatility or instability, market illiquidity or credit distress. Market movements are difficult to predict and financing sources and related interest rates are subject to rapid change. One or more markets may move against the derivatives positions held by a trader, thereby causing substantial losses. Many of these instruments are not traded on exchanges but rather through an informal network of banks and dealers who have no obligation to make markets in them and can apply essentially discretionary margin and credit requirements (and thus in effect force a trader to close out its positions).

Futures. In the futures markets, margin deposits typically range between 2% and 15% of the value of the futures contract purchased or sold. Because of these low margin deposits, futures trading is inherently highly leveraged. As a result, a relatively small price movement in a futures contract may result in immediate and substantial losses to the trader. For example, if at the time of purchase 10% of the price of a futures contract is deposited as margin, a 10% decrease in the price of the contract would, if the contract is then closed out, result in a total loss of the margin deposit before any deduction for brokerage commissions. A decrease of more than 10% would result in a loss of more than the total margin deposit.

Futures positions may be illiquid because certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a particular futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. This could prevent the Fund from promptly liquidating unfavorable positions and thus subject the Fund to substantial losses. In addition, the Fund may not be able to execute futures contract trades at favorable prices if little trading in the contracts involved is taking place. It also is possible that an exchange or the CFTC may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract, or order that trading in a particular contract be conducted for liquidation only.

Certain commodity exchanges have also established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular commodity futures contracts. The General Partner may have to modify its investment and trading decisions, and might have to liquidate positions, in order to avoid exceeding such limits. If this should occur, it could adversely affect the profitability of the Fund.

Options. There are various risks inherent in options trading. For example, the seller (writer) of a covered call option (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security to a level below the purchase price of the security, less the premium received by the writer for writing the option. The writer of a covered call option also gives up the opportunity for gain on the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing the premium invested in the option. The seller (writer) of a covered put option (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option less the premium received on the put option. The buyer of a put option assumes the risk of losing the premium it paid to purchase the put option.

The options markets have the authority to prohibit the exercise of particular options, which if imposed when trading in the option has also been halted, would lock holders and writers of that option into their positions until one of the two restrictions has been lifted.

Combination Transactions. Underlying Managers may engage in spreads or other combination options transactions involving the purchase and sale of related options contracts. These transactions are considerably more complex than the purchase or writing of a single option. They involve the risk that executing simultaneously two or more buy or sell orders at the desired prices may be difficult or impossible, the possibility that a loss could be incurred on both sides of a multiple options transaction, and the possibility of significantly increased risk exposure resulting from the hedge against loss inherent in most spread positions being lost as a result of the assignment of an exercise to the short leg of a spread while the long leg remains outstanding. Also, the transaction costs of combination options transactions can be especially significant because separate costs are incurred on each component of the combination.

Straddles. In straddle writing, where the investor writes both a put and a call on the same underlying interest at the same exercise price in exchange for a combined premium on the two writing transactions, the potential risk of loss is unlimited. To the extent the price of the underlying interest is either above or below the exercise price by more than the combined premium, the writer of a straddle will incur a loss when one of the options is exercised. If the writer is assigned an exercise on one option position in the straddle and fails to close out the other position, subsequent fluctuations in the price of the underlying interest could cause the other option to be exercised as well, causing a loss on both writing positions.

Forward Trading. Underlying Managers may utilize forward contracts and options thereon which, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually widespread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market in which Underlying Managers used by the Fund trade due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading to less than that which an Underlying Manager would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in major losses to the Fund.

In the forward markets, margin deposits may be even lower than in other markets or may not be required at all. Such low or non-existent margin deposits are indicative of the fact that any trading in the forward markets typically is accompanied by a high degree of leverage.

Swaps. The Fund or an Alternative Fund may enter into swap agreements with respect to currencies, interest rates and security indices. There can be no assurance that a liquid secondary market will exist at any specified time for any particular swap. The Fund or an Alternative Fund may use these techniques for efficient portfolio management purposes to hedge against changes in currency rates, securities prices, market movements, or as part of the Fund’s or the Alternative Fund’s overall investment strategy. Whether the Fund’s, or an Alternative Fund’s, use of swap agreements for efficient portfolio management purposes will be successful will depend on the Advisor and Sub-Advisor’s, or the Underlying Manager’s, ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments.

Over-the-Counter Derivatives Transactions

Although the Dodd Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) currently requires many OTC interest rate derivative transactions and certain credit default swaps previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearinghouse and may require additional types of OTC derivatives transactions to be submitted for clearing in the future, certain of the derivatives that may be traded by the Fund or an Alternative Fund may remain principal-to-principal or OTC contracts between the Fund or an Alternative Fund and third parties entered into privately. The risk of counterparty nonperformance can be significant in the case of these OTC instruments and “bid-ask” spreads may be unusually wide in these OTC derivatives markets. While the Dodd-Frank Act is intended in part to reduce these risks, it is still uncertain whether the Dodd- Frank Act has been effective in reducing counterparty risk. To the extent not mitigated by implementation of the Dodd-Frank Act, if at all, the risks posed by such instruments and techniques, which can be extremely complex and may involve leveraging of the assets of the Fund one or more Alternative Funds, include: (1) counterparty credit risks (the exposure to the possibility of loss resulting from a counterparty’s failure to meet its financial obligations); (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party’s legal capacity to enter into it could render the financial contract unenforceable and the insolvency or bankruptcy of a counterparty could preempt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate the derivative); (7) systemic risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks, such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).

Counterparty Risk

Many of the markets in which the Fund or Alternative Funds effect their transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent the Fund or an Alternative Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund or the Alternative Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund or the Alternative Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund or the Alternative Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where an the Fund or an Alternative Fund has concentrated its transactions with a single or small group of counterparties. The Fund nor the Alternative Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of the Fund or the Alternative Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund or the Alternative Funds.

Foreign Currency and Exchange

The Fund’s Shares are denominated in U.S. dollars and will be issued in U.S. dollars. A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies. The Advisors may hedge the foreign currency exposure of the Fund; however, the Fund will necessarily be subject to foreign exchange risks. In addition, prospective investors whose assets and liabilities are predominantly in other currencies should take into account the potential risk of loss arising from fluctuations in value between U.S. dollars and such other currencies. The Fund may enter into forward contracts to hedge exchange risk exposure.

Hedging

Alternative Funds may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to shareholders.

Economic, Political and Legal Risks

The Fund’s investments will include investments in a number of countries, including less developed countries, exposing investors to a range of potential economic, political and legal risks, which could have an adverse effect on the Fund. These may include declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, the spread of infectious diseases (including epidemics and pandemics) or other public health issues and terrorist attacks.

For instance, military conflict (including ongoing wars in Europe and the Middle East) could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the US and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events, including natural disasters, climate-related events, pandemics or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as Fund’s investments.

Prospective investors should note that the capital markets in countries where Fund investments are made may be significantly less developed than those in the United States. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which could prevent the Fund or the Alternative Funds from making investments they otherwise would make or cause them to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Alternative Funds. In addition, accounting and auditing standards in many markets are different, and sometimes significantly different from those applicable in the United States or Europe. There may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with U.S. GAAP. Any such laws or regulations may change unpredictably based on political, economic, social and/or market developments.

Eurozone Risk

The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (the “EU”) or the Eurozone create risks that could materially and adversely affect the Fund’s investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, such as the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro-denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Portfolio Concentration

Some Alternative Funds may have overlapping strategies or portfolios and thus could accumulate large positions in the same or related instruments at the same time. In many cases, however, the Advisor and the Sub-Advisor will not be given access to information regarding the actual investments made by the Alternative Funds in which the Fund invests, as such information is considered proprietary by the Underlying Managers of such Alternative Funds. As a result, the Sub-Advisor ordinarily will be unable to ascertain the degree of the Fund’s overall hedged or directional positions, or the extent of concentration risk or exposure to specific markets or strategies. Even if it were able to ascertain these matters, the Sub-Advisor’s ability to mitigate the associated risks would depend on its ability to reallocate capital among existing or new Alternative Funds. This might not be feasible for several months until withdrawals and contributions are permitted by the Fund.

Because each Underlying Manager of Alternative Funds will trade independently of the others, the trading losses of some Alternative Funds could offset trading profits achieved by the profitable Alternative Funds. Different Underlying Managers might compete for the same investment positions for the Alternative Funds they manage. Conversely, some Alternative Funds may take offsetting positions which would result in transaction costs for the Fund without the possibility of profits.

Special Risks of Investing in Alternative Funds; Reliance on Underlying Managers

General Risks of Arbitrage Transactions

The success of arbitrage strategies depends often on the ability to execute two or more simultaneous transactions at desired prices. Should such transactions not be executed simultaneously at the desired prices, losses may be incurred on both sides of the transaction. Additionally, separate costs are incurred on both sides of an arbitrage transaction, and substantial favorable price moves may be required before a profit can be realized. There can be no assurances that the hedging and arbitrage strategies used by the Advisors or the Underlying Managers will be successful. The market values of related financial instruments may not move in correlation with each other or in ways anticipated by the Advisors or Underlying Managers, and intervening events may cause hedged positions not to perform as anticipated. A hedged position may perform less favorably in generally rising markets than an unhedged position.

Convertible Arbitrage Transactions

In an effort to remain market neutral with respect to their purchase of convertible securities, the Fund or Alternative Funds may hedge the purchase of convertible securities by the simultaneous short sale of another related security (e.g., the short sale of some portion of the common stock into which the securities on the long side are convertible or the sale of the related option). To the extent that there are losses on a long position, and the hedged portion (short position) of the strategy is not sufficient to completely offset such losses, the Fund or Alternative Funds will incur a loss. Losses also may be incurred if the prices of two securities which are arbitraged against each other do not move as expected. Additionally, losses may result if the Fund or an Alternative Fund holds securities of a company that is taken over at a price that does not generate profits on the long portion of the convertible security sufficient to recoup the premiums paid and any accrued but unpaid interest that would be lost if conversion became necessary.

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If an issuer’s credit status weakens, the value of the convertible position may decline, resulting in losses to the Fund or an Alternative Fund due to decreases in the position’s market conversion value and investment value, a decline in the market price of the underlying common stock and/or a reduction in liquidity. While these losses will, to some extent, be offset by the hedge component of the position (i.e., the short sale of the common stock or option), such losses nonetheless potentially are significant.

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Certain securities are callable by the issuer. If the call is at a price below the then-current market price, losses may result due to interest that has been accrued but has not been paid at the time of the conversion of the called security. Additionally, losses may occur if an issuer declares a special dividend or spin-off which either causes a reduction in the premium of the security and/or forces a premature conversion.

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The Fund or an Alternative Fund may incur losses if a security lender demands that the Fund or an Alternative Fund return its borrowed security and the Fund or such Alternative Fund is unable to find an alternative-lending source. In such event, the Fund or the Alternative Fund may be forced to convert the security, lose accrued interest, unwind the position at unfavorable prices or purchase securities to cover the position at a price that is higher than that which would be available in an orderly market.

Merger Arbitrage Transactions

The price offered for the securities of a company in a tender offer, merger or other acquisition transaction will generally be at a significant premium above the market price of the security prior to the offer. The announcement of such a transaction will generally cause the market price of the securities to begin rising. The Fund or an Alternative Fund may purchase securities after the announcement of the transaction at a price that is higher than the pre- announcement market price, but which is lower than the price at which the Advisors or an Underlying Manager expects the transaction to be consummated. If the proposed transaction is not consummated, the value of such securities purchased by the Fund or an Alternative Fund may decline significantly. It is also possible that the difference between the price paid by the Fund or an Alternative Fund for securities and the amount anticipated to be received upon consummation of the proposed transaction may be very small. If a proposed transaction is in fact not consummated or is delayed, the market price of the securities may decline sharply. In addition, where the Fund or an Alternative Fund has sold short the securities it anticipates receiving in an exchange offer or merger, the Fund or the Alternative Fund may be forced to cover its short position in the market at a higher price than its short sale, with a resulting loss. If the Fund or an Alternative Fund has sold short securities which are the subject of a proposed exchange offer, merger or tender offer and the transaction is consummated, the Fund or the Alternative Fund may also be forced to cover its short position at a loss.

In certain proposed takeovers, the Fund or an Alternative Fund may determine that the price offered for the security is likely to be increased, either by the original bidder or by a competing offeror. In such cases, the Fund or an Alternative Fund may purchase securities at a market price that is above the offer price, incurring the additional risk that the offer price will not be increased or that the offer is withdrawn. If ultimately no transaction is consummated, it is likely that a substantial loss will result.

The consummation of a merger, tender offer or exchange offer can be prevented or delayed, or the terms changed, by a variety of factors, including (i) the opposition of the management or shareholders of the target company, which may result in litigation to enjoin the proposed transaction, (ii) the intervention of a federal or state regulatory agency, (iii) efforts by the target company to pursue a defensive strategy, including a merger with, or a friendly tender offer by, a company other than the offeror, (iv) in the case of a merger, the failure to obtain the necessary shareholder (or, in some cases, regulatory) approvals, (v) market conditions resulting in material changes in securities prices, (vi) compliance with any applicable U.S. federal or state securities laws, and (vii) the failure of an acquirer to obtain the necessary financing to consummate the transaction.

The SEC pro ration requirements applicable to cash tender and exchange offers also may affect the Fund or an Alternative Fund’s ability to profit from its investments. Often a cash tender or exchange offer is made for less than all of the outstanding securities of an issuer or a higher price is offered for a limited number of the securities.

SEC rules require that, if a greater number of securities are tendered than is to be accepted at a particular price, securities of the various tendering shareholders must be accepted pro-rata. Thus, a portion of the securities tendered by the Fund or an Alternative Fund in response to certain offers may not be accepted by the offeror and may be returned to it. Since, after completion of the tender offer, the market price of the securities may have declined below the Fund or an Alternative Fund’s cost, returned securities may be resold at a loss.

Fixed Income Arbitrage

Fixed income arbitrage strategies generally involve identifying and exploiting pricing anomalies within and across global fixed income markets and their derivatives. Evaluating credit risk for debt securities involves uncertainty because credit rating agencies throughout the world have different standards, making comparison across countries difficult. Also, the market for credit spreads is often inefficient and illiquid, making it difficult to accurately calculate discounting spreads for valuing financial instruments. It is likely that a major economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Market Neutral Strategies

The use of “market neutral” or “relative value” hedging or arbitrage strategies should in no respect be taken to imply that the Fund or relevant Alternative Fund or the Advisors or relevant Underlying Manager’s strategy is without risk. Substantial losses may be recognized on “hedge” or “arbitrage” positions, and illiquidity and default on one side of a position can effectively result in the position being transformed into an outright speculation. Every market neutral or relative value strategy involves exposure to some second order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock for the same underlying issuer. Further, “market neutral” Underlying Managers may employ limited directional strategies that expose their respective Alternative Funds to certain market risks.

Special Situation Investments/Distressed Companies

Certain of the Fund’s or Alternative Funds’ investments may involve start-up companies, companies developing new products or companies seeking to raise additional capital for expansion. In addition, the Fund or the Alternative Funds may invest in companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund or an Alternative Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund or an Alternative Fund may invest, directly or indirectly, may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Advisors or Underlying Managers will correctly evaluate the nature and magnitude of the various factors that could affect the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which the Fund or an Alternative Fund invests, the Fund or the Alternative Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s or the Alternative Fund’s original investment.

Investments in Undervalued Equity and Equity-Related Securities

The Fund or Alternative Funds may invest in undervalued equity and equity-related securities. The identification of investment opportunities in undervalued securities is a difficult task. While investments in undervalued securities offer the opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses. Returns generated from such investments may not adequately compensate the Fund or Alternative Funds for the business and financial risks assumed. The Fund or an Alternative Fund may take certain speculative investments in securities which the Advisors or Underlying

Managers believe to be undervalued; however, there are no assurances that the securities purchased will in fact be undervalued. In addition, the Fund or an Alternative Fund may be required to hold such securities for a substantial period of time before realizing their anticipated value. During this period, a portion of the Fund or an Alternative Fund’s assets may be committed to the securities purchased, thus possibly preventing the Fund or an Alternative Fund from investing in other opportunities. In addition, the Fund or an Alternative Fund may finance such purchases with borrowed funds and thus will have to pay interest on such funds during such waiting period. If the Fund or an Alternative Fund takes long positions in stocks that decline and short positions in stocks that increase in value, then the losses of the Fund or an Alternative Fund may exceed those of other portfolios that hold long positions only.

Capital Structure Arbitrage

The strategies of the Advisors or certain Underlying Managers may involve trading the spreads in the debt of companies with multiple classes of debt, trading the spreads in the equity of companies with multiple classes of equity and/or trading combinations of a company’s debt and equity, in each case to take advantage of relative mispricings. The Advisors or an Underlying Manager may be incorrect in its assumption and the Fund or applicable Alternative Funds may not realize profits from such investments. Moreover, the Advisors or the Underlying Manager may be correct in its assumption but may not be able to maintain such investments long enough for them to be profitable.

Spread Trading

A part of the Underlying Managers’ strategies may involve spread positions between two or more security positions. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. Such positions, however, do entail a substantial risk that the price differential could change unfavorably, thus causing a loss to the spread position. The Advisors’ or the Underlying Managers’ strategies also may involve arbitraging among two or more securities. This means, for example, that the Fund or an Alternative Fund may purchase (or sell) securities (on a current basis) and take offsetting positions in the same or related securities. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. These offsetting positions entail substantial risk that the price differential could change unfavorably causing a loss to the position. Moreover, the arbitrage business is extremely competitive, and many of the major participants in the business are large investment banking firms with substantially greater financial resources, larger research staffs and more investment professionals than will be available to the Advisors or Underlying Managers. Arbitrage activity by other larger firms may tend to narrow the spread between the price at which a security may be purchased by the Fund or an Alternative Fund and the price the Advisors or Underlying Manager expects to receive upon consummation of a transaction.

Technical Trading Systems

The Advisors and Underlying Managers may rely on technical trading systems. For any technical trading system to be profitable, there must be price moves or “trends” — either upward or downward — in some security that the system can track and those trends must be significant enough to dictate entry or exit decisions. Trendless markets have occurred in the past and are likely to recur. In a trendless or erratic market, a technical trading system may fail to identify a trend on which action should be taken or may overreact to minor price movements and thus establish a position contrary to overall price trends, which may result in losses. In addition, a technical trading system may be profitable for a period of time, after which the system fails to correctly detect any future price movements. Accordingly, technical traders often modify or replace their systems on a periodic basis. Any factor (such as increased governmental control of, or participation in, the markets traded) that lessens the prospect of sustained price moves in the future may reduce the likelihood that the Advisors’ or an Underlying Manager’s technical systems will be profitable.

Increased Use in the Markets of Technical Trend-Following Trading Methods

In recent years, there has been a substantial increase in trading systems, methods, and strategies employing trend-following timing signals, based either exclusively on technical analysis or on a combination of fundamental and technical analysis. There also has been an increase in the overall volume of trading and liquidity of the financial markets. While the effect of any increase in the proportion of funds traded pursuant to trend-following trading approaches in recent years cannot be determined, any such increase could alter trading patterns or affect execution of trades to the detriment of the Fund or the applicable Alternative Funds.

Reliance on Quantitative Analysis

The Advisors and certain Underlying Managers’ investment strategies may rely upon quantitative models and systems. Such models and systems may entail the use of sophisticated statistical calculations and complex computer systems, and there is no assurance that the Advisors or Underlying Managers will be successful in carrying out such calculations correctly or that the use of these quantitative models and systems will not expose the Fund or applicable Alternative Funds to the risk of significant losses. In addition, the analytical techniques used by the Advisors and such Underlying Managers cannot provide any assurance that the Fund or applicable Alternative Funds will not be exposed to the risk of significant trading losses if the underlying patterns that form the basis for the quantitative models and systems employed by the Advisors or such Underlying Managers change in unanticipated ways. The effectiveness of quantitative models and systems may diminish over time, and attempts to apply existing quantitative models and systems to new or different markets, strategies or securities may prove ineffective.

To the extent that information regarding an Alternative Fund’s positions or trades becomes or is required to be made publicly available, there is a material risk that other market participants may seek to reverse engineer the Underlying Manager’s quantitative investment strategies from such public information. The use of an Underlying Manager’s investment strategies by other persons, whether as a result of reverse engineering, “frontrunning” or other actions, may have a material adverse effect on the performance of the associated Alternative Funds.

Reliance on Fundamental Analysis

The Advisors and certain Underlying Managers may base their trading decisions, in whole or in part, on fundamental analysis. Fundamental trading systems consider factors, such as inflation, trade balances, inventories and interest rates, which do not have an impact on traditional technical trading systems, in an attempt to identify investment opportunities. To the extent that such factors provide mixed or conflicting signals, a fundamental trading system may not be able to detect and/or accurately predict price trends. There can be no guarantee that the Advisors’ or an Underlying Manager’s fundamental trading systems will enable the Advisors or the Underlying Manager to accurately value the securities in which the Fund or the Alternative Funds invest or that any anticipated price trends will materialize with respect to such investments.

New Strategies

While the Advisors or an Underlying Manager might develop new investment strategies in the future, any such strategies may not be thoroughly tested before being employed and may not, in any event, be successful. Were the Advisors or an Underlying Manager to attempt to implement new strategies for the Fund or an Alternative Fund, the risk/reward profile of the Fund or the Alternative Fund could be shifted significantly towards increased levels of risk. The Fund and the Alternative Funds can only be successful if they are able to trade and invest successfully, and there can be no assurance that this will be the case.

Complexity of Quantitative Trading Strategies; Reliance on Technology

Many of the investments that the Advisors are expected to trade on behalf of the Fund, and many of the trading strategies that the Underlying Managers are expected to execute on behalf of the Alternative Funds, are highly complex. In certain cases, the successful application of a particular trading strategy may require relatively sophisticated mathematical calculations and relatively complex computer programs.

Activist Trading Strategy

The success of the Fund’s investments in Alternative Funds that pursue an activist trading strategy may require, among other things: (i) that the Underlying Manager properly identify companies whose securities prices can be improved through corporate and/or strategic action; (ii) that the Alternative Funds acquire sufficient securities of such companies at a sufficiently attractive price; (iii) that the Alternative Funds avoid triggering anti-takeover and regulatory obstacles while acquiring their positions; (iv) that management of companies and other security holders respond positively to the Underlying Manager’s proposals; and (v) that the market price of a company’s securities increases in response to any actions taken by companies. There can be no assurance that any of the foregoing will succeed.

Successful execution of an activist strategy will depend on the cooperation of security holders and others with an interest in the company. Some security holders may have interests which diverge significantly from those of the Alternative Funds and some of those parties may be indifferent to the proposed changes. Moreover, securities that the Underlying Manager believes are fundamentally undervalued or incorrectly valued may not ultimately be valued in the capital markets at prices and/or within the time frame the Underlying Manager anticipates, even if the Alternative Fund’s strategy is successfully implemented. Even if the prices for a company’s securities have increased, there is no assurance that the Alternative Fund will be able to realize any increase in the price.

Alternative Funds

Alternative Funds will not be registered as investment companies under the 1940 Act and are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act. Accordingly, the provisions of the 1940 Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Alternative Funds. In addition, Alternative Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisors to monitor whether holdings of the Alternative Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

Multiple Levels of Fees and Expenses

Although in many cases investor access to Alternative Funds may be limited or unavailable, an investor who meets the conditions imposed by an Alternative Fund may be able to invest directly with the Alternative Fund. By investing in Alternative Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Advisor, Sub-Advisor, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the

Alternative Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Alternative Fund directly or in a closed-end fund that did not utilize a “fund of funds” structure.

Most of the Alternative Funds are subject to a performance-based fee or allocation, irrespective of the performance of other Alternative Funds and the Fund generally. Accordingly, an Underlying Manager to an Alternative Fund with positive performance may receive performance-based compensation from the Alternative Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. The Alternative Funds in which the Fund intends to invest generally charge a management fee of 0% to 3% based on the original cost of their investments, and performance or incentive fees or allocations are typically 0% to 30% of an Alternative Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Underlying Managers. In some cases, instead of a management fee, an Underlying Manager may charge through all or a significant portion of the costs of operating the Alternative Fund, which would typically be absorbed by an underlying manager (e.g., salaries of investment personnel, office rent and overhead, technology costs, etc.), directly to investors (commonly referred to as “pass-through fees”), including the Fund. These pass-through fees can range from the low single digits to the high single digits (or slightly more) of an Alternative Fund’s net asset value in a given year, depending on factors such as performance, expense management, and netting. Pass-through fees are typically charged in addition to any incentive allocation or fee.

The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Investment Delays

Delays in investing the Fund’s assets may occur (i) because of the time typically required to complete certain transactions (which may be considerable), (ii) because certain Alternative Funds selected by the Fund or the Sub-Advisor may provide infrequent opportunities to purchase their securities, and/or (iii) because of the time required for Underlying Managers to invest the amounts committed by the Fund. Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Expedited Transactions

Investment analyses and decisions by the Sub-Advisor, especially in Co-Investments, may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Sub-Advisor at the time an investment decision is made may be limited, and the Sub-Advisor may not have access to detailed information regarding the potential investments. Therefore, no assurance can be given that the Sub-Advisor will have knowledge of all facts and circumstances that may adversely affect a Fund investment.

Valuation of Alternative Funds and Co-Investments

There are various conflicts of interest associated with the valuation of the Fund’s interests in Alternative Funds and Co-Investments, in particular, higher valuations of its assets may result in increased fees. In addition, inflated valuations may result in better performance which may assist in marketing for the Advisor and Sub-Advisor. Conflicts of interest may be heightened in the case of assets that do not have readily ascertainable market values. To address these conflicts, each of the Advisor and Sub-Advisor has adopted and implemented policies and procedures for the valuation of client investments, including the Investment Committee’s oversight of the valuations process, and the review of fair-valued investments.

The Fund’s investments may also be difficult to value because it may be relatively difficult for the Fund to obtain reliable valuations of Alternative Funds, Co-Investments and the underlying portfolio companies in which they invest. In most cases, the Fund will rely on the Underlying Managers’ valuations, which valuations may also be based on fair valuation procedures. Further, the fair values of Alternative Funds are subject to adjustment or revisions if the Fund’s NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer. The adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder’s repurchase proceeds in a repurchase offer. Prospective investors should be aware that situations involving uncertainties as to valuation of assets held by the Fund could have an adverse effect on the returns of the Fund.

Illiquid Investments

Since the Fund may make additional investments in or effect withdrawals from an Alternative Fund only at certain times pursuant to limitations set forth in the governing documents of the Alternative Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Alternative Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in an Alternative Fund promptly after it has made a decision to do so. Some Alternative Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders.

Follow-On Investments

Following an initial investment, the Fund may make additional investments as “follow-on” investments, in order to: (i) increase or maintain in whole or in part the Fund’s equity ownership percentage; (ii) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (iii) attempt to preserve or enhance the value of the Fund’s investment. The Fund may elect not to make follow-on investments or otherwise lack sufficient funds to make those investments.

The Fund has the discretion to make any follow-on investments, subject to the availability of capital resources. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of an investment and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, it may elect not to make a follow-on investment because it may not want to increase its concentration of risk, because it prefers other opportunities or because it is inhibited by compliance with 1940 Act requirements, or compliance with the requirements for maintenance of its RIC status.

Risks Associated with Bridge Financings

Certain Alternative Funds may provide bridge financing in connection with one or more of their equity investments. As a result, such Funds will bear the risk of any changes in the capital markets which may adversely affect the ability of such Fund to refinance any bridge investments. If a Fund were unable to complete a refinancing, such Fund could have a long-term investment in a junior security or that junior security might be converted to equity.

Termination of the Fund’s Interest in an Alternative Fund

Subject to the terms of its limited partnership agreement and related formation documents, an Alternative Fund could, among other things, terminate the Fund’s interest in that Alternative Fund if the Fund fails to timely satisfy any capital call by that Alternative Fund or if the continued participation of the Fund in the Alternative Fund would have a material adverse effect on the Alternative Fund or its assets.

Leverage Risk

Alternative Funds typically have the power to borrow funds and utilize leverage through various methods and may do so when deemed appropriate by the Underlying Manager, in order to make investments, to pay expenses and to satisfy withdrawals that would otherwise result in the premature liquidation of private equity investments. Such leverage may be substantial.

Alternative Funds may borrow funds from brokers, banks and other lenders with no limit on the amount of leverage that may be utilized. The use of leverage can dramatically magnify both gains and losses, increasing the possibility of a total loss of investment. The level of interest rates generally, and the rates at which the Fund and Alternative Funds can borrow in particular, can affect the operating results of their portfolios. Any restriction on the availability of credit from lenders could adversely affect the Alternative Funds’, and thus the Fund’s, performance.

Trading in Non-U.S. Companies and Markets

Some Alternative Funds in which the Fund invests many themselves invest in non-U.S. companies. Trading in the securities of non-U.S. companies involves certain considerations not usually associated with trading in securities of U.S. companies, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gains or other income; the small size of the some markets in foreign countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict investment opportunities. In addition, accounting and financial reporting standards that prevail in foreign countries generally are not equivalent to United States standards and, consequently, less information may be available to investors in companies located in foreign countries than is available to investors in companies located in the United States.

Reliance on Management of Alternative Funds

The Fund will be investing in Alternative Funds (including Co-Investments) that are generally managed by independent managers. The Fund will not have any role in the day-to-day management of the Alternative Funds or the Underlying Managers. Moreover, the Fund will typically not have the opportunity to evaluate the specific investments made by any Alternative Fund even if the Fund is represented on the advisory committee or similar investor body of such fund. Accordingly, the returns of the Fund will primarily depend on the efforts and performance results obtained by the independent managers and other investment personnel of these Alternative Funds and could be substantially adversely affected by the unfavorable performance of, or an inability to retain, such independent managers. Moreover, the historical performance of the independent managers is not a guarantee or prediction of the future performance of an Alternative Fund investment. Co-Investments will be made through special purpose vehicles. Typically, an independent manager will make decisions for the special purpose vehicle.

Underlying Manager’s Misconduct or Bad Judgment

The Fund ordinarily will not have custody or control over the assets it allocates to underlying Alternative Funds. As a result, it will be difficult, and likely impossible, for the Sub-Advisor to protect the Fund from the risk of Underlying Manager fraud, misrepresentation or simple bad judgment in those circumstances. Among other things, an Underlying Manager could divert or abscond with the assets allocated to it, fail to follow its stated investment strategy and restrictions, issue false reports or engage in other misconduct. This could result in serious losses to the Fund.

Changes in Investment Approach

The Underlying Managers could materially alter an Alternative Fund’s trading strategy from time to time without notice to the Fund.

Wide Investment Discretion

The governing documents of the Alternative Funds in which the Fund invests typically will not impose significant restrictions on the manner in which the Underlying Manager of such Alternative Fund could invest and trade for such fund, and often will permit the Underlying Managers to invest and trade in a broad range of securities and other financial instruments. As a result, the Underlying Managers used by the Fund may from time to time modify their investment strategies in response to changing market conditions, in some cases without notice to the Fund. Any such modification could involve changes in the types of securities and other instruments an Underlying Manager uses to implement its strategy, as well as changes in the markets in which such securities and other instruments trade. There can be no assurance that any such modification would be successful or not result in losses to the Fund.

Lack of Information Concerning Underlying Managers

The Sub-Advisor may not learn of significant structural events affecting an Underlying Manager, such as personnel changes, major asset withdrawals/redemptions or substantial capital growth, until after the fact.

The Sub-Advisor will conduct a level of due diligence that it believes is adequate to select the appropriate Alternative Funds. However, due diligence is not infallible and may not uncover problems associated with a particular Alternative Fund, Underlying Manager, or those who provide accounting, audit, brokerage, custody or other services to the Alternative Fund. The Sub-Advisor may rely upon representations made by Underlying Managers and, if any representation is misleading, incomplete, or false, it may result in that selection of Underlying Managers that might otherwise have been eliminated from consideration had complete information been made available.

Sole Principal or Portfolio Manager

Some of the Underlying Managers to which the Fund may allocate capital may consist of only one or a limited number of principals, portfolio managers and other key employees. If the services of any of such principals or employees became unavailable (for example, by reason of death, disability, severance or retirement), the Alternative Fund, and thus the Fund, could sustain losses.

Competition

The Alternative Funds will engage in investment and trading activities which are highly competitive with other investment and trading programs including those of mutual funds and other financial institutions, investment banks, broker/dealers, commercial banks, insurance companies and pension funds, as well as private investors, all of whom may have investment objectives similar to those of the Alternative Funds. These competitors may have substantially greater resources and substantially greater experience than the Alternative Funds. Such competition may negatively impact the performance of the Fund.

Increased competition may also reduce the Fund’s ability to identify and secure attractive investment opportunities. Furthermore, many of the Fund’s competitors may not be subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC. As a result, such competitors may have greater flexibility in structuring their investments and may be able to offer terms that the Fund cannot match without jeopardizing its regulatory status.

New Underlying Managers and Alternative Funds

Some Alternative Funds or Underlying Managers may be new or relatively new ventures and have little or no operating history upon which their performance can be evaluated.

Risk of Litigation

Alternative Funds and Co-Investments could become involved in litigation which would be expensive and time consuming to resolve. In addition, the Fund may agree to indemnify certain of the Alternative Funds (including Co-Investments), the Underlying Managers and their affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Alternative Fund or Co-Investment. If the Fund were required to make payments (or return distributions received) in respect of any such indemnity, the Fund could be materially adversely affected.

Underlying Managers used by the Fund might become involved in litigation as a result of investments made by Alternative Funds. Under such circumstances, such Alternative Funds and/or the Fund could be named as a defendant in a lawsuit or regulatory action.

Misuse of Confidential Information

In trading public securities, there are consequences for trading on insider information, and the Sub-Advisor expects that Underlying Managers will use only public information in managing the Alternative Funds. Underlying Managers may be charged with misuse of confidential information. If that were the case, the performance records of these Underlying Managers and the Alternative Funds they manage could be misleading. Furthermore, if an Underlying Manager of an Alternative Fund with which the Fund invests has engaged in the past or engages in the future in such misuse, the Fund could be exposed to losses.

Alternative Funds’ Fees and Expenses

Shareholders are responsible not only for the payment of Fund expenses, but also for the management fees, carried interest, and other fees charged by the Alternative Funds in which the Fund invests, as well as the expenses of those Alternative Fund investments. While the Sub-Advisor intends for the Alternative Funds to have reasonable fees and other compensation payable to the Underlying Manager, the Fund will ultimately have no control over expenses incurred by the Alternative Funds that are paid from the Fund’s invested capital. The fees and expenses that the investors pay in the aggregate may be higher than what they would pay if they invested directly in the Alternative Funds, or in the securities in which those Alternative Funds invest.

Changes in Amount of Assets Under Management

The Fund may invest with Underlying Managers who are experiencing a major change in the assets they manage. It is not known what effect, if any, an increase or decrease in the amount of assets under management will have on their investment strategies or investment results, but it could impair the ability of their strategies and operations to perform up to historical levels.

Other Clients of Underlying Managers

The Underlying Managers of the Alternative Funds in which the Fund invests have responsibility for investing the assets of such Alternative Funds. The Underlying Managers also manage other accounts (including other accounts in which the Underlying Managers may have an interest) and may have financial and other incentives to favor such accounts over the Alternative Fund (and thus, the Fund as an investor in the Alternative Fund). In investing on behalf of other clients, as well as the Fund, Underlying Managers must allocate their resources, as well as limited market opportunities. Doing so not only could increase the level of competition for the same trades that otherwise might be made for the Alternative Fund, including the priorities of order entry, but also could make it difficult or impossible to take or liquidate a particular position at a price indicated by an Alternative Fund’s strategy.

Custody Risk; Failure of Custodians

There are risks involved in dealing with the banks, broker-dealers and other custodians who hold cash and securities of the Fund and Alternative Funds. There is no guarantee that these will not become bankrupt or insolvent. While both the U.S. Bankruptcy Code and the Securities Investor Protection Act of 1970 seek to protect customer property in the event of a bankruptcy, insolvency, failure, or liquidation of a custodian, there is no certainty that, in the event of a failure of a custodian, the Fund would not incur losses due to its assets being unavailable for a period of time, the ultimate receipt of less than full recovery of its assets, or both. Financial difficulty, fraud or misrepresentation at one of these institutions could impair the operational capabilities or capital position of the Fund.

Inability to Vote

To the extent that the Fund owns less than 5% of the voting securities of an Alternative Fund or Co-Investment, it may be able to avoid that any such Alternative Fund or Co-Investment is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Alternative Funds or Co-Investments, both by the Fund and other clients of the Advisors). To limit its voting interest in certain Alternative Funds or Co-Investments, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Alternative Fund or Co-Investment. These voting waiver arrangements may increase the ability of the Fund and other clients of the Advisors to invest in certain Alternative Funds or Co-Investments. However, to the extent the Fund contractually forgoes the right to vote the securities of an Alternative Fund or Co-Investment, the Fund will not be able to vote on matters that require the approval of such Alternative Fund or Co-Investment’s investors, including matters which may be adverse to the Fund’s interests.

There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of an Alternative Fund or Co-Investment. If the Fund is considered to be affiliated with an Alternative Fund or Co-Investment, transactions between the Fund and such Alternative Fund or Co- Investment may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Expenditure of Additional Costs and Resources Relating to Co-Investments

The costs and resources required to investigate the commercial, tax and legal issues relating to Co-Investments may be greater than those relating to other investments.

Risks Associated with Co-Investments.

The Fund will make Co-Investments alongside Alternative Funds managed by independent Underlying Managers. Co-Investments will be subject to additional risk factors as compared to Alternative Funds making multiple investments. Co-Investments will ordinarily provide exposure to only one underlying portfolio company and are therefore substantially less diversified as compared to a traditional investment fund. There can be no assurance that the Fund’s investments in Funds structured as co-investments will be successful and/or will not suffer losses. The Fund’s exposure to Co-Investments could be substantial.

Illiquidity of Alternative Funds and Co-Investments.

The Fund may receive from an Alternative Fund or Co-Investment an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of, with similar risks.

Other Investments and Related Risks

Asset-Backed and Mortgage-Backed Securities

Asset-backed securities represent interests in pools of mortgages, loans, receivables, or other assets. Mortgage-backed securities are a type of asset-backed security that represents direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements.

Asset-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. A strategy may receive unscheduled prepayments of principal before the security’s maturity date due to voluntary prepayments, refinancing, or foreclosures on the underlying mortgage loans, which would result in a loss of anticipated interest and a portion of its principal investment represented by any premium the Fund may have paid. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a strategy holds mortgage-backed securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the strategy may have to reinvest that money at the lower prevailing interest rates. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk. In the event of a default, a strategy may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. Asset-backed securities also may be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally.

Asset-backed security values also may be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement.

If a strategy purchases asset-backed or mortgage-backed securities that are “subordinated” to other interests in the same pool of assets, the strategy as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the strategy as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher for mortgage pools that include such subprime mortgages. Moreover, instability in the markets for mortgage-backed and asset- backed securities, as well as the perceived financial strength of the issuer and specific restrictions on resale of the securities, may affect the liquidity of such securities, which means that it may be difficult (or impossible) to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and the Fund may have to hold these securities longer than it would like, forgo other investment opportunities, or incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage- backed and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities. This lack of liquidity may affect a strategies’ NAV and total return adversely during the time the strategy holds these securities.

Collateralized Loan Obligations

The Fund or an Alternative Fund may invest in CLOs and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, domestic and foreign floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying collateral and may be rated investment grade. Despite the protection from the equity and mezzanine tranches, more senior tranches of CLOs can experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of more subordinate tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

In light of the above, CLOs may present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.

In addition to the general risks associated with investing in debt securities and asset-backed securities (e.g., interest rate risk, credit risk and default risk), CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund may invest in tranches of a CLO that are subordinate to other classes; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stock, or other securities that may be converted into or exchanged for a specified amount of common equity of the same or different issuer within a specified period of time at a specified price or based on a specified formula. In many cases, a convertible security entitles the holder to receive interest or a dividend that is generally paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields (i.e., rates of interest or dividends) than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock into which they are convertible due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. The Fund’s and/or an Alternative Fund’s investments in convertible securities are expected to primarily be in private convertible securities, but may be in public convertible securities.

The value of a convertible security is primarily a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (determined by reference to the security’s anticipated worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also increase or decrease the convertible security’s value. If the conversion value is low relative to the investment value, the convertible security is valued principally by reference to its investment value. To the extent the value of the underlying common stock approaches or exceeds the conversion value, the convertible security will be valued increasingly by reference to its conversion value. Generally, the conversion value decreases as the convertible security approaches maturity. Where no market exists for a convertible security and/or the underlying common stock, such investments may be difficult to value. A public convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

A convertible security may in some cases be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the holder will generally have a choice of tendering the security for redemption, converting it into common stock prior to redemption, or selling it to a third party. Any of these actions could have a material adverse effect and result in losses to the Fund or an Alternative Fund.

Synthetic Convertible Instruments

The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Total Return Swaps

A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps include credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Fixed-Income and Debt Securities

Investment in fixed-income and debt securities such as bonds, notes and asset-backed securities residential mortgage backed securities, commercial mortgage backed securities, investment grade corporate bonds, non-investment grade corporate bonds, loans, sovereign bonds and U.S. government debt securities and financial instruments that reference the price or interest rate associated with these fixed income securities, subject the Fund to the risk that the value of these securities overall will decline because of rising interest rates. Similarly, portfolios that hold such securities are subject to the risk that the portfolio’s income will decline because of falling interest rates. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Fund. Investments in these types of securities will also be subject to the credit risk created when a debt issuer fails to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that debt to decline. The Fund may also invest in debt securities which are not protected by financial covenants or limitations on additional indebtedness. Most fixed income instruments trade in over-the-counter transactions and lack the benefit of transparent exchange pricing. Bid and asks for these instruments are generally wider than equity securities, and trading is less frequent. These factors may cause distortions and/or volatility in the prices of fixed income-related instruments. Lastly, investments in lower-rated debt securities are also subject to the risk that the securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are weaker financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

Below “Investment Grade” Securities

The Fund and some Alternative Funds may invest in bonds or other fixed income securities, including, “high yield” (and, therefore, high risk) debt securities. These securities may be below “investment grade” and are subject to uncertainties and exposure to adverse business, financial or market conditions which could lead to the issuer’s inability to make timely interest and principal payments. The market values of these securities tend to be more sensitive to individual corporate developments and general economic conditions than do higher rated securities.

Interest-Rate Risk

The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities rather than shorter-term fixed-income securities. The Fund is subject to the risk that the market value of the bonds in its or an Alternative Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for investment securities, or other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; and conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Duration is a measure that relates the expected price volatility of a bond to changes in interest rates. The duration of a bond may be shorter than or equal to the full maturity of a bond. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. Bonds with longer durations have more risk and will decrease in price as interest rates rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter duration. If interest rates increase, the yield of a strategy may increase and the market value of the strategies’ securities may decline, adversely affecting the strategies’ NAV and total return. If interest rates decrease, the yield of a strategy may decrease and the market value of the strategies’ securities may increase, which may increase the strategies’ NAV and total return.

US Treasury Securities Risk

Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate, including as changes in global economic conditions affect the demand for these securities.

SOFR Risk

The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”), which, prior to June 2023, had been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts. SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR. SOFR has a limited history compared to LIBOR, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and exchange-traded funds (“ETFs”), including affiliated funds, and in BDCs in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1‑4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1‑4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund. In the event the Fund invests in another affiliated fund (the “Acquired Fund”), the portion of the Fund’s Investment Management Fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

Certain money market funds that operate in accordance with Rule 2a‑7 under the 1940 Act float their net asset value while others seek to reserve the value of investments at a stable net asset value (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed, and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee).

ETFs and Other Exchange-Traded Investment Vehicles

The Fund or an Alternative Fund may invest, subject to applicable regulatory limits, in the securities of ETFs and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (collectively, “exchange-traded investment vehicles”). When investing in the securities of exchange-traded investment vehicles, the Fund will be indirectly exposed to all the risks of the portfolio securities or other financial instruments they hold. The performance of an exchange-traded investment vehicle will be reduced by transaction and other expenses, including fees paid by the exchange-traded investment vehicle to service providers. ETFs are investment companies that are registered as open-end management companies or unit investment trusts. The limits that apply to the Fund’s investment in securities of other investment companies generally apply also to the Fund’s investment in securities of ETFs.

Shares of exchange-traded investment vehicles are listed and traded in the secondary market. Many exchange-traded investment vehicles are passively managed and seek to provide returns that track the price and yield performance of a particular index or otherwise provide exposure to an asset class (e.g., currencies or commodities). Although such exchange-traded investment vehicles may invest in other instruments, they largely hold the securities (e.g., common stocks) of the relevant index or financial instruments that provide exposure to the relevant asset class. The share price of an exchange-traded investment vehicle may not track its specified market index, if any, and may trade below its NAV. An active secondary market in the shares of an exchange- traded investment vehicle may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. There can be no assurance that the shares of an exchange-traded investment vehicle will continue to be listed on an active exchange.

Closed-End Fund Risk

The Fund may invest in closed-end funds. Closed-end funds are subject to various risks, including management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund’s portfolio during periods of market turmoil and as investors’ perceptions regarding closed-end funds or their underlying investments change.

Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end funds shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Certain closed-end funds may employ the use of leverage in their portfolios through the issuance of preferred stock. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks, including the likelihood of increased volatility and the possibility that the closed-end fund’s common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises. In addition, closed-end funds are subject to their own annual fees and expenses, including a management fee. Such fees reduce the potential benefits associated with owning a closed-end fund and are in addition to the Fund’s expenses.

PIPEs

The Fund may make private investments in public companies whose stocks are quoted on stock exchanges or which trade in the over-the-counter (“OTC”) securities market, a type of investment commonly referred to as a “PIPE” transaction. PIPE transactions will generally result in the Fund acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund’s ability to dispose of securities acquired in PIPE transactions may depend upon the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Even if the Fund is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities.

Counterparty Risk

Some of the markets in which the Fund or an Alternative Fund invest and trade (as well as any direct hedging transactions implemented by the Sub- Advisor) are over-the-counter or “interdealer” markets. The participants in these markets typically are not subject to the type of strict credit evaluation and regulatory oversight applicable to members of “exchange based” markets, and transactions in these markets typically are not settled through clearinghouses that guarantee the trades of their participants. This results in the risk that a counterparty may not be able to settle a transaction with an Alternative Fund or the Fund in accordance with its terms because of a credit or liquidity problem of the counterparty, thereby exposing the Fund to loss. In addition, in the case of a default by a counterparty, the Alternative Fund or the Fund could become subject to adverse market movements while it attempts to execute a substitute transaction.

“Counterparty risk” is accentuated in the case of contracts having longer maturities, where events may intervene to prevent settlement, or where an investor has concentrated its transactions with a single or small number of counterparties. The Underlying Managers used by the Fund generally are not restricted from dealing with any particular counterparties or from concentrating any or all of their transactions for the Alternative Fund or the Fund with one counterparty.

Investments in Energy and Natural Resources Investment

One or more Alternative Funds could invest in securities of energy and natural resources companies, which means that their performances will be susceptible to the economic, business, or other developments that affect those industries. For example, the value of such investments may be impacted by energy prices, supply and demand fluctuations, energy conservation, tax and other regulatory policies of governments and global events including instability in the Middle East or war. Prices of natural resources can be influenced by a variety of global economic, financial and political factors and may fluctuate substantially over short periods of time, and such investments may be more volatile than other types of investments. At times, the performance of these companies may lag the performance of the broader stock market.

Reverse Repurchase Agreements

An Alternative Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to such Alternative Fund’s investment restrictions. Reverse repurchase agreements involve the sale of securities held by an Alternative Fund with an agreement by the Alternative Fund to repurchase the securities at an agreed upon price, date and interest payment. At the time an Alternative Fund enters into a reverse repurchase agreement, it may designate on its books and records liquid instruments having a value not less than the repurchase price (including accrued interest). These transactions may create leverage and expose an Alternative Fund to risks associated with borrowings, including increased volatility, liquidity risk, and the risk that the Alternative Fund may be required to dispose of portfolio investments at unfavorable times or prices to satisfy its obligations. The use by an Alternative Fund of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Alternative Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Alternative Fund in connection with the reverse repurchase agreement may decline in price.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Alternative Fund’s obligation to repurchase the securities, and the Alternative Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Alternative Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

Foreign Currency Transactions

The Fund may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund. The Fund may also engage in foreign currency transactions for non-hedging purposes to generate returns.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund has contracted to receive in the exchange. The Fund’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Fund anticipates purchasing or selling a non-U.S. security. This technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Fund anticipates that particular non-U.S. currencies will appreciate or depreciate in value. Generally, the Fund is subject to no requirement that it hedges all or any portion of its exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

Limits of Risk Disclosure

The above discussions relate to the various principal risks associated with the Fund, the Fund’s investments and Shares and are not intended to be a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, the SAI, and the Agreement and Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various Fund investments selected will produce positive returns, or that the Fund will achieve its investment objective.

Effects of Leverage [Text Block]

Effects of Leverage. The table below assumes that borrowings represent 0% of the Fund’s net assets as of June 30, 2026 and the Fund bears expenses relating to such borrowings at annual effective interest rates of 5.77% based on interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such leverage would be approximately 0.04%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of ‑10%, ‑5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(10.04)%	(5.04)%	(0.04)%	4.96%	9.96%

Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.

Annual Interest Rate [Percent]		5.77%
Effects of Leverage [Table Text Block]
Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(10.04)%	(5.04)%	(0.04)%	4.96%	9.96%

Return at Minus Ten [Percent]		(10.04%)
Return at Minus Five [Percent]		(5.04%)
Return at Zero [Percent]		(0.04%)
Return at Plus Five [Percent]		4.96%
Return at Plus Ten [Percent]		9.96%
Effects of Leverage, Purpose [Text Block]		The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of ‑10%, ‑5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.
No Public Trading [Text Block]		The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange at this time.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this prospectus forms a part, for a more detailed description of the provisions summarized below.

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest, par value $0.001 per share. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended (the “DGCL”) and therefore generally will not be personally liable for the Fund’s debts or obligations.

Shares

Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to Shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be transferable only in accordance with Section 9.1 of the Declaration of Trust. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti- takeover device. Every issuance of preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred Shares.

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from willful misfeasance, lack of good faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under the Agreement.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, lack of good faith or gross negligence in the performance of his or her duties, or reckless disregard of his or her obligations and duties under the Agreement. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

The Investment Advisory Agreement and the Sub-Advisory Agreement provide that, in the absence of willful misfeasance, lack of good faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the Agreement, the Advisor or the Sub-Advisor, as the case may be, is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Number of Trustees; Appointment of Trustees; Vacancies; Removal

The Declaration of Trust provides that the number of Trustees shall be no less than one and no more than 15, as determined in writing by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office of a Trustee. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. To the extent that the 1940 Act requires that Trustees be elected by Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.

The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) from office with cause only by action taken by a majority of the remaining Trustees (or, in the case of an Independent Trustee, only by action taken by a majority of the remaining Independent Trustees).

Action by Shareholders

The Declaration of Trust provides that Shareholder action can be taken at a meeting of Shareholders or by written consent in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.

Amendment of Declaration of Trust and Bylaws

Subject to the provisions of the 1940 Act, pursuant to the Declaration of Trust, the Board may make certain amendments to the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and bylaws, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws at any time.

No Appraisal Rights

In certain extraordinary transactions, some jurisdictions provide the right to dissenting Shareholders to demand and receive the fair value of their Shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that Shares shall not entitle Shareholders to appraisal rights.

Waiver of Jury Trial

The Declaration of Trust provides that each Trustee, officer, Shareholder and Person beneficially owning an interest in the Trust (whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law, including Section 3804(e) of the Delaware Statutory Trust Act, irrevocably waives any and all right to trial by jury in any such claim, suit, action or proceeding.

Exclusive Jurisdiction

The Declaration of Trust provides that each Trustee, officer, Shareholder and Person beneficially owning an interest in the Trust (whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law, including Section 3804(e) of the Delaware Statutory Trust Act, irrevocably agrees that any claims, suits, actions or proceedings arising out of or relating in any way to the Trust or its business and affairs, the Statutory Trust Act, the Declaration of Trust or the Bylaws or asserting a claim governed by the internal affairs (or similar) doctrine shall be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction. In submitting to the jurisdiction of the courts of Delaware, a Trustee, officer, Shareholder or Person beneficially owning an interest in the Trust may have to bring suit in an inconvenient and less favorable forum. This provision shall not apply to claims arising under federal or state securities laws.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Security Dividends [Text Block]		Distributions may be paid to Shareholders if, as and when authorized and declared by the Board.
Security Voting Rights [Text Block]		Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled tovote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.
Security Liquidation Rights [Text Block]		In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any.
Security Liabilities [Text Block]

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from willful misfeasance, lack of good faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under the Agreement.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, lack of good faith or gross negligence in the performance of his or her duties, or reckless disregard of his or her obligations and duties under the Agreement. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

The Investment Advisory Agreement and the Sub-Advisory Agreement provide that, in the absence of willful misfeasance, lack of good faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the Agreement, the Advisor or the Sub-Advisor, as the case may be, is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Security Preemptive and Other Rights [Text Block]		Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be transferable only in accordance with Section 9.1 of the Declaration of Trust.
Preferred Stock Restrictions, Arrearage [Text Block]		The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.
Rights Subject to Other than Majority Vote [Text Block]

Action by Shareholders

The Declaration of Trust provides that Shareholder action can be taken at a meeting of Shareholders or by written consent in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.

Outstanding Securities [Table Text Block]

OUTSTANDING SECURITIES

The following table sets forth information about the Fund’s outstanding Shares as of June 30, 2026.

	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares	Unlimited	None		3,046.308
Class C Shares	Unlimited	None		3,040.580
Class I Shares	Unlimited	None		5,860,832.339
Class M Shares	Unlimited	None		3,042.514

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk

The risk that securities will increase or decrease in value is considered market risk and applies to any security. The market value of your account is expected to fluctuate. If there is a general decline in the stock market, it is possible a Limited Partner’s investment may lose value regardless of the individual results of the Alternative Funds and securities in which the Fund invests. Further, securities may decline in value or not increase in value when the market in general is rising.

Shares Not Listed No Market For Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Shares Not Listed; No Market for Shares

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed- end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Closed End Interval Fund Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end Interval Fund; Liquidity

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Substantial Repurchases Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Repurchases

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

Shares of the Fund may be offered to certain other investment companies or other large investors, and certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. As a result, the Fund is subject to the risk that those large Shareholders may purchase or request repurchase of a large amount of Shares of the Fund. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. To satisfy such large shareholder repurchase requests, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV. Large shareholder activity could also generate increased transaction costs or cause adverse tax consequences.

Limited Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History

The Fund is a recently organized closed-end management investment company with limited operating history, and as a result, the Fund has less financial information on which investors can evaluate an investment in the Fund or prior performance relative to other similar funds. Investors must rely on the Advisors to implement the Fund’s investment policies, to evaluate all of the Fund’s investment opportunities and to structure the terms of the Fund’s investments The results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objectives are not indicative of the results that the Fund may achieve. The Fund expects to have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.

The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. In order to comply with the RIC diversification requirements during the startup period, the Fund may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which may earn yields substantially lower than the interest, dividend or other income that the Fund seeks to receive in respect of suitable portfolio investments. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested. The

Fund will pay an Investment Management Fee to the Advisor throughout this interim period irrespective of the Fund’s performance. If the Investment Management Fee and other expenses exceed the return on the temporary investments, the Fund’s returns could be negatively impacted.

Non-Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such diversification requirements. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other RICs) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

Temporary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Investments

For defensive purposes, during periods in which the Fund determines that economic, market or political conditions are unfavorable to investors and a defensive strategy would benefit the Fund, the Fund may temporarily deviate from its investment strategies and objective. During such periods, the Fund may invest all or a portion of its assets in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; non-U.S. government securities which have received the highest investment grade credit rating, certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds; credit-linked notes or repurchase agreements with respect to any of the foregoing. In addition, the Fund may also make these types of investments to comply with regulatory or contractual requirements, including with respect to leverage restrictions, or to keep cash fully invested pending the investment of assets. It is impossible to predict when, or for how long, the Fund will use these strategies. There can be no assurance that such strategies will be successful. The Fund is not required to adopt defensive positions or hedge its investments and may choose not to do so even in periods of extreme market volatility and economic uncertainty.

Liquidity And Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Valuation

The Fund expects to invest in securities which are subject to legal or other restrictions on transfer or for which no liquid market exists. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter (“OTC”) markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated and unrated subordinated classes may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past. For these reasons, among others, calculating the fair market value of the Fund’s holdings may be difficult. The Board has designated the Advisor as Valuation Designee, responsible for implementing the portfolio valuation process set forth in the Fund’s valuation policy, and has authorized the Advisor to utilize the independent third-party pricing services and independent third-party valuation services that have been approved by the Board at the Fund’s expense. If market quotations for the Fund’s investments are not readily available, the Advisor may seek to value the Fund’s investments by testing possible sales prices for such investments with at least one potential investor or, if there are market makers, by obtaining quotations and may sell investments through such pricing mechanism. Should no quotes be available for a particular investment, the Fund will determine the fair market value of such investment in good faith. Illiquid securities are subject to wide spreads. Fair valuation is not exact, and prices can vary significantly from one period to the next. The Advisor fair values the Fund’s Alternative Funds based on valuations provided by the Underlying Managers of the Alternative Funds, which valuations may also be based on fair valuation procedures. Further, the fair values of Alternative Funds are subject to adjustment or revisions if the Fund’s NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer. The adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder’s repurchase proceeds in a repurchase offer. See “Determination of Net Asset Value.”

Use of Leverage: Risk of Borrowing by the Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Leverage: Risk of Borrowing by the Fund

The Fund may employ leverage through a secured credit facility to achieve its investment objectives and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including an Advisor’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

The Fund may incur permanent, Fund-level leverage, such as bridge, asset-backed facilities, term loan debt, subscription facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. The Fund may leverage its investments through borrowings. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund does not presently intend to obtain leverage through preferred stock. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

The 1940 Act generally limits the extent to which the Fund may utilize borrowings and “uncovered” transactions that may give rise to a form of leverage, including reverse repurchase agreements, swaps, futures and forward contracts, options, the leverage incurred in securities lending and other derivative transactions or short selling, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any borrowing of 300% or more. To the extent the Fund “covers” its commitment under these transactions, such instrument will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings (or, as the case may be, the 200% asset coverage requirement applicable to preferred shares). The Fund will “cover” its applicable positions by segregating an amount of cash and/or liquid securities to the extent required by the 1940 Act and applicable SEC interpretations and guidance from time to time.

Alternatively, the Fund may enter into an offsetting position or own positions covering its obligations with respect to a transaction; otherwise, the transaction will be considered “uncovered.” The Fund may not cover an applicable derivative transaction if it does not need to do so to comply with the foregoing 1940 Act requirements and, in the view of the Advisor, the assets that would have been used to cover could be better used for a different purpose. However, these transactions, even if covered, may represent a form of economic leverage and will create risks. The potential loss on derivative instruments may be substantial relative to the initial investment therein. In addition, these segregation and coverage requirements could result in the Fund maintaining securities positions that it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restricting portfolio management. Such segregation and cover requirements will not limit or offset losses on related positions.

The Advisors expect that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral that could affect the Fund’s liquidity. Incurrence of indebtedness at the level of the Fund (or entity through which it invests) may, among others, have the following consequences to Shareholders, such as: (i) greater fluctuations in the NAV of the Fund’s assets; (ii) use of cash flow for debt service, distributions, or other purposes (and prospective investors should specifically note in this regard that, for the avoidance of doubt, in connection with one or more credit facilities entered into by the Fund, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby); (iii) to the extent that Fund revenues are required to meet principal payments, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.

In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of any then existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.

With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.

On November 25, 2025, the Fund entered into a senior secured credit facility (the “Secured Credit Facility”) with BofA in its capacity as Lender, BofA in its capacity as administrative agent, collateral agent and calculation agent for Lender. The Secured Credit Facility was amended on April 29, 2026 and provides for borrowings on a committed basis in an aggregate principal amount up to $5,000,000 (increased from $2,000,000). The amount may be increased from time to time upon mutual agreement by the parties. The Secured Credit Facility matures on November 24, 2026. As of June 30, 2026, the Fund had repaid all drawn down amounts under the Secured Credit Facility, and there were no amounts outstanding under the Secured Credit Facility as of that date.

Effects of Leverage. The table below assumes that borrowings represent 0% of the Fund’s net assets as of June 30, 2026 and the Fund bears expenses relating to such borrowings at annual effective interest rates of 5.77% based on interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such leverage would be approximately 0.04%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of ‑10%, ‑5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(10.04)%	(5.04)%	(0.04)%	4.96%	9.96%

Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.

No Assurance Of Investment Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Assurance of Investment Return

The Fund’s task of identifying and evaluating investment opportunities, managing such investments, and realizing a significant return for investors is difficult. Many organizations operated by persons of competence and integrity have been unable to make, manage, and realize a profit on such investments successfully. The Advisors believe that their investment strategy and investment approach moderate this risk through a careful selection of securities and other financial instruments. However, there is no assurance that the Fund will be able to invest its capital on attractive terms or generate returns for its investors. Investors in the Fund could experience losses on their investment.

Reporting Requirements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reporting Requirements

Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation

Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for shares or interests in some of the Fund’s investments, generally including Alternative Funds, to trade. Similarly, investments held by an Alternative Fund may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of such investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and other markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund or the Alternative Funds in which the Fund invests. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund or an Alternative Fund is less than the value of such instruments carried on such fund’s books.

The Fund may value its investments at fair value. The Advisor fair values the Fund’s Alternative Funds based on valuations provided by the Underlying Managers of the Alternative Funds, which valuations may also be based on fair valuation procedures applicable to such Alternative Funds. Further, the fair values of Alternative Funds are subject to adjustment or revisions if the Fund’s NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer. The adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder’s repurchase proceeds in a repurchase offer. In general, fair value represents a good faith approximation of the current value of an asset. Shareholders should recognize that fair value pricing involve various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets (including securities and assets held by the Alternative Funds), or that fair value pricing will reflect a price that the Fund or an Alternative Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, an Alternative Fund’s NAV could be adversely affected if the Alternative Fund’s determinations regarding the fair value of the Alternative Fund’s investments were materially higher than the values that the Alternative Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain investments of the Fund and/or the Alternative Funds in which the Fund invests. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Fund or an Alternative Fund.

The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which the Shares will be repurchased. Consequently, variance in the valuation of the Fund’s investments or in the valuation of the NAV of the Alternative Funds in which the Fund invests will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors.

Availability Of Suitable Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Suitable Investments

While the Advisors believe that many attractive investments of the type in which the Fund expects to invest are currently available, there can be no assurance that such investments will continue to be available or that available investments will continue to meet the Fund’s investment criteria. Furthermore, the Fund may be unable to find a sufficient number of attractive investment opportunities to meet its investment objectives. Past performance is not necessarily indicative of future performance.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment vehicles such as the Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cyber- attacks result from deliberate attacks, but unintentional events may have effects similar to those caused by cyber-attacks, including unauthorized access through hacking, malicious software coding, denial-of-service attacks, data corruption, or inadvertent employee errors. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial-of-service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyberattacks against, or security breakdowns of, the Fund, the Advisor, the Fund’s custodian and/or other third-party service providers may adversely impact the Fund or the Shareholders. For instance, cyber-attacks may interfere with the processing of Shareholder transactions, impact the Fund’s ability to value its assets, cause the release of private Shareholder information or confidential information of the Fund, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may also incur substantial costs for cyber security risk management in order to prevent any cyber incidents in the future. The Fund and the Shareholders could be negatively impacted as a result. While the Fund or the Fund’s service providers have established business continuity plans and systems designed to prevent such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment therein to lose value. Further, the rapid development and widespread use of certain artificial intelligence (“AI”) technologies, including machine learning and generative AI (“AI Technologies”), could exacerbate these risks or result in cyber security incidents that implicate personal data.

Artificial Intelligence [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Artificial Intelligence

The rapid development and increasingly widespread use of AI Technologies may adversely impact markets, the overall performance of the Fund’s or an Alternative Fund’s investments or the services provided to the Fund by its service providers (including, without limitation, the Advisor, fund accountant, custodian, or transfer agent). For example, service providers to the Fund may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.

Additionally, the use of AI Technologies could impact the market as a whole, including through the use of AI by malicious actors for market manipulation, fraud and cyberattacks. The use of AI Technologies may face regulatory scrutiny in the future, which could limit the development of AI and impede the growth of companies that develop and use AI. Actual usage of AI Technologies by the Fund’s service providers will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Fund and Alternative Funds.

Distribution Payment And Frequency Not Guaranteed Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Payment and Frequency Not Guaranteed

The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year- to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may return all or a substantial portion of the proceeds from the offering of Shares in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser. A return of capital to Shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold for less than the Shareholder’s original investment.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers

As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c‑3 under the 1940 Act. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding shares at NAV on a quarterly basis. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Failure to Qualify as a RIC or Satisfy Distribution, Income and Asset Requirements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Qualify as a RIC or Satisfy Distribution, Income and Asset Requirements

To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset- diversification requirements.

•

The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and at least 90% of the Fund’s net income from tax-exempt obligations, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the Investment Company Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to maintain its RIC status and thus become subject to corporate-level income tax.

•

The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its gross income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources. If the source-of-income requirement is not met, the Fund may fail to qualify for RIC tax treatment and be subject to corporate-level income tax.

•

The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to maintain its RIC status for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Difficulty Meeting RIC Status Requirements Because of Alternative Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty Meeting RIC Status Requirements Because of Alternative Funds

Each of the above ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Advisors obtain information from or about the Alternative Funds in which the Fund is invested. However, Alternative Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisors to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M. Ultimately this may limit the universe of Alternative Funds in which the Fund can invest.

Alternative Funds classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the source-of-income requirement, described above. In order to meet the source-of-income requirement, the Fund may structure its investments in a way potentially increasing the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount and sources of such an Alternative Fund’s income until such income has been earned by the Alternative Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the source-of-income requirement.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in an Alternative Fund that limits utilization of this cure period.

Moreover, because the Fund’s allocable portion of an Alternative Fund’s taxable income will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund has to sell investments for this purpose, it will generally seek to sell more liquid investments first. If the Fund is not able to obtain cash from other sources, the Fund may fail to maintain its RIC tax status and, thus, become subject to corporate-level income tax.

For additional discussion regarding the tax implications of a RIC, see “TAX ASPECTS.”

Investments In Fund Generally Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Fund Generally

Because the Fund invests in multiple Alternative Funds, an investment in the Fund will be affected by the investment policies and decisions of the Underlying Manager of each Alternative Fund in direct proportion to the amount of Fund assets that are invested in such Alternative Fund. The value of the Fund’s assets may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Alternative Funds invest and the financial condition and prospects of issuers in which the Fund invest.

Senior Management Personnel Of Advisors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Management Personnel of the Advisors

Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Advisors. The Advisors evaluate, negotiate, structure, execute, monitor and service certain of the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Advisors and their respective senior management teams. The departure of any members of the Advisors’ respective senior management teams could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Advisors’ ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Advisors’ capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Advisors may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Advisors may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

In addition, the Investment Advisory Agreement and Sub-Advisory Agreement have termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement and the Sub-Advisory Agreement may be terminated at any time, without penalty, by the Advisor or the Sub-Advisor, respectively, upon 60 days’ notice to other party or parties thereto. If the Sub-Advisory Agreement is not continued by the Board or is terminated by the Board or the Advisor, the Investment Advisory Agreement shall be terminated at the time the Sub-Advisory Agreement is terminated. If any such agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreements are terminated, it may be difficult for the Fund to replace the Advisor and/or Sub-Advisor.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel

The Advisors depend on the diligence, skill, and network of business contacts of their professionals. The Advisors also depend, to a significant extent, on deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Advisors are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Advisors, or a significant number of the investment professionals or partners of the Advisors’ affiliates, could have a material adverse effect on the Fund’s ability to achieve their investment objectives. Individuals not currently associated with the Advisors may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Advisors will remain the Fund’s investment advisor and/or sub-advisor or that the Advisors will continue to have access to the investment professionals and partners of their affiliates and the information and deal flow generated by the investment professionals of their affiliates.

Unspecified Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unspecified Investments

The Advisor and Sub-Advisor each has complete discretion to select the investments for its allocated portion of the Fund’s portfolio as opportunities arise. The Fund must rely upon the ability of the Advisor and Sub-Advisor to identify and implement investments consistent with the Fund’s investment objective.

Systems And Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Systems and Operational

The Fund depends on the Advisor and the Sub-Advisor, respectively, to develop and implement appropriate systems for the Fund’s activities. The Fund relies heavily and on a daily basis on financial, accounting and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain securities, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. Certain of the Fund’s, the Advisor’s and the Sub-Advisor’s activities will be dependent upon systems operated by third parties, including prime brokers, the Administrator, market counterparties and other service providers, and the Advisor may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Advisor, Sub-Advisor, prime brokers, the Administrator, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. Disruptions in the Fund’s operations may cause the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and the Investors’ investments therein.

Fundamental Analysis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fundamental Analysis

Investment decisions will be based on fundamental analysis. Data on which fundamental analysis relies may be inaccurate or may be generally available to other market participants. Fundamental market information is subject to interpretation. To the extent that the Advisor or Sub-Advisor misinterpret the meaning of certain data, the Fund may incur losses.

Investment And Due Diligence Process Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Due Diligence Process

Before making investments, the Advisors will conduct due diligence that they deem reasonable and appropriate based on the facts and circumstances applicable to each investment. When conducting due diligence, the Advisors may be required to evaluate important and complex business, financial, tax, accounting and legal issues. When conducting due diligence and making an assessment regarding an investment, the Advisors will rely on the resources reasonably available to them, which in some circumstances whether or not known to the Advisors at the time, may not be sufficient, accurate, complete or reliable. Due diligence may not reveal or highlight matters that could have a material adverse effect on the value of an investment.

Co-Investment Exemptive Relief Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investment Exemptive Relief

The Advisor and the Sub-Advisor have received exemptive relief from the SEC that permits the Fund to participate in certain joint transactions that otherwise may be prohibited by the provisions of Sections 17(d) of the 1940 Act. The exemptive relief permits the Fund to participate in certain privately negotiated co-investment transactions alongside certain other funds that are advised by the Advisor, the Sub-Advisor or their respective affiliates, subject to the terms and conditions of the exemptive relief. Such conditions may limit or restrict the Fund’s ability to participate in a portfolio investment, including, without limitation, in the event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund and the other funds. In such case, the Fund may participate in such investments to a lesser extent or, under certain circumstances, may not participate in such investment.

Investment Performance Of Fund And Other Investment Vehicles May Vary Significantly Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly

The Advisors have established, and expect to continue to establish, additional companies, partnerships or other entities, pooled investment vehicles for multiple investors, funds, separate accounts, and other entities that may have, in whole or in part, investment objectives and strategies that may be similar to or overlap with those of the Fund (collectively, “Other Investment Vehicles”). The Fund may at times compete with the Other Investment Vehicles for certain investments and the returns of each of the Other Investment Vehicles will likely differ materially from the returns of the Fund.

The results of the investment activities of the Fund may differ significantly from the results achieved by the Advisors for their own benefit and from the results achieved by Other Investment Vehicles based on the investment strategies employed by such investors.

Subject to applicable law, including the 1940 Act, Other Investment Vehicles may invest alongside the Fund. In allocating any investment opportunities, the Advisors will take into account numerous factors, including factors specific only to such Other Investment Vehicles, in their discretion. Any such investments made alongside the Fund may or may not be in proportion to the relevant commitments of the investing parties and, subject to applicable law, may involve different terms and fee structures than those of the Fund. As a result, investment returns may vary materially among the Fund and Other Investment Vehicles that invest alongside the Fund. In certain circumstances, negotiated co-investments may be made because the Fund has received an exemptive order from the SEC permitting such investment. See “Co-Investment Exemptive Relief.”

Best Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“Best-Efforts” Offering

This offering is being made on a best-efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Inadequate Return No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Inadequate Network Of Broker-Dealer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Network of Broker-Dealer

The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objectives and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objectives and strategies. If the Fund is unsuccessful in implementing its investment objectives and strategies, an investor could lose all or a part of his or her investment in the Fund.

Hedge Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedge Funds

The Fund will invest in private investment funds, or “hedge funds,” which pursue alternative investment strategies. Hedge funds often engage in speculative investment practices such as leverage, short-selling, arbitrage, hedging, derivatives, and other strategies that may increase investment loss. Hedge funds can be highly illiquid, are not required to provide periodic pricing or valuation information to investors, and often charge high fees that can erode performance. Additionally, they may involve complex tax structures and delays in distributing tax information. A shareholder will also bear fees and expenses charged by the underlying hedge funds in addition to the Fund’s direct fees and expenses, thereby increasing indirect costs and potentially reducing returns to shareholders. There can be no assurance that the investment objective of a hedge fund will be achieved. A hedge fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such fund at a time that is unfavorable. In addition, one hedge fund may buy the same securities that another investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Moreover, certain hedge fund managers charge performance-based fees that may create an incentive to invest hedge fund assets in investments that are riskier or more speculative than the investments the managers would have selected in the absence of a performance fee.

Because of the speculative nature of a hedge fund’s investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more hedge funds.

General Economic Conditions And Recent Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic Conditions and Recent Events

The value of the Fund’s or Alternative Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund or Alternative Funds may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets. U.S. or global markets may be adversely affected by uncertainties and events in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an Alternative Fund’s ability to access depository accounts. In such cases, the Fund or an Alternative Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or an Alternative Fund or other Fund investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or an Alternative Fund or other Fund investment may not recover such excess, uninsured amounts.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

In the first half of 2025, the United States enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Certain foreign governments have threatened or instituted, or may in the future threaten or institute, retaliatory tariffs on certain U.S. goods. Tariffs may be subject to legal challenge and may be modified, limited or invalidated by judicial or regulatory action. The scope, timing and ultimate validity of any such tariffs, and of any governmental response to legal challenges, is uncertain, and significant uncertainty continues to exist about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund or an Alternative Fund and the performance of their investments..

International war or conflicts (including ongoing wars in Europe and the Middle East) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe, South America and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. The ongoing conflicts in Ukraine and Iran and escalating conflicts in other parts of the Middle East have created, and continue to create, economic and political uncertainties and have contributed to recent global economic instability. Strategic competition between the U.S. and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events, including natural disasters, climate-related events, pandemics or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as the Fund or an Alternative Fund. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

Significant uncertainty exists with respect to changes in legislation, regulation, and government policy at the federal, state, and local levels in the U.S. and internationally. Recent and potential future changes to fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policies may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, corporate taxes, inflation, and the overall regulatory environment. These uncertainties and changes could adversely affect the Fund’s or an Alternative Fund’s business, financial condition, operating results, and cash flows.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities

Equity securities in which the Fund or an Alternative Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Common stock prices may be affected by technological disruptions, shifts in consumer preferences, and changes in regulatory or tax policy. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation’s stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible.

Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Generally, preferred shareholders have no voting rights with respect to the issuer unless distributions to preferred shareholders have not been paid for a stated period, at which time the preferred shareholders may elect a number of Trustees to the issuer’s board. Generally, once all the distributions have been paid to preferred shareholders, the preferred shareholders no longer have voting rights.

Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Publicly Traded Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Publicly Traded Equity Securities Risk

Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. Common stocks of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund or an Alternative Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund or an Alternative Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.

Short Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Positions Risk

A short sale of an instrument entails the theoretical risk of an unlimited increase in the market price of that instrument, which can in turn result in significant losses to a client. Purchasing instruments to close out a short position in such instruments can itself cause the price of the instrument to rise further, increasing losses.

Furthermore, a client may be forced to close out a short position in a security prematurely if a lender of such security demands the return of the security sold short. Short selling transactions expose the Fund and Alternative Funds who engage in short sales to the risk of loss in an amount greater than the initial investment, and such losses can increase rapidly and without effective limit. There is the risk that the securities borrowed by the Fund or an Alternative Fund in connection with a short sale would need to be returned to the securities lender on short notice. If such request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, wherein the Fund or an Alternative Fund may be compelled, at the most disadvantageous time, to replace the borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the proceeds received earlier.

Minority Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minority Positions

The Fund may hold minority positions in issuers. Accordingly, the Fund may not be able to exercise control over such issuers. In addition, in certain situations, including where the issuer is in bankruptcy or undergoing a reorganization, minority investors may be subject to the decisions taken by majority investors and the outcome of the Fund’s investment may depend on such majority-controlled decisions, which decisions may not be consistent with the Fund’s objectives.

Cash Equivalents And Short Term Debt Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cash Equivalents and Short-Term Debt Securities

For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. Short-term debt securities are defined to include, without limitation, the following:

(1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, the securities of which are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, the securities of which are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, the securities of which are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, the securities of which are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate. Recent periods of market disruption, including the COVID‑19 pandemic and the 2023 regional banking turmoil have negatively impacted government-sponsored entities. During such periods, government-sponsored entities, which back the majority of U.S. mortgages, have experienced extreme volatility, and in some cases, a lack of liquidity. In recent years, repeated delays or disputes regarding the U.S. statutory debt ceiling have led to increased volatility and the risk of a downgrade of U.S. government credit ratings. The Advisor and the Sub-Advisor will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives; but there can be no assurance that it will be successful in doing so.

(2) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Advisors will monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Advisors will do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

Risks Relating To Accounting, Auditing, Financial Reporting, Etc. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Accounting, Auditing, Financial Reporting, etc.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund’s investments may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. Although the Fund will be using U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Fund’s investments may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the NAV of the Fund published from time to time may not accurately reflect a realistic value for any or all such investments. In addition, privately held companies may not have third-party debt ratings or audited financial statements. As a result, the Fund must rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in a privately held company. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money on Fund’s investments.

Use Of Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Derivatives

The Sub-Advisor and a number of the Underlying Managers used by the Fund may use derivative instruments, including without limitation, option contracts, swap agreements and forward contracts, and derivative techniques, including without limitation, synthetic short sales, for various hedging and/or speculative purposes. The use of such instruments and techniques may result in leveraging the assets of an Alternative Fund or managed account, thereby exposing such fund or managed account (and thus the Fund) to significant risks.

Among other things, the prices of derivative instruments can be highly volatile. Price movements of derivative instruments are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.

Uncertainties remain as to how the markets for these instruments will perform during periods of unusual price volatility or instability, market illiquidity or credit distress. Market movements are difficult to predict and financing sources and related interest rates are subject to rapid change. One or more markets may move against the derivatives positions held by a trader, thereby causing substantial losses. Many of these instruments are not traded on exchanges but rather through an informal network of banks and dealers who have no obligation to make markets in them and can apply essentially discretionary margin and credit requirements (and thus in effect force a trader to close out its positions).

Futures. In the futures markets, margin deposits typically range between 2% and 15% of the value of the futures contract purchased or sold. Because of these low margin deposits, futures trading is inherently highly leveraged. As a result, a relatively small price movement in a futures contract may result in immediate and substantial losses to the trader. For example, if at the time of purchase 10% of the price of a futures contract is deposited as margin, a 10% decrease in the price of the contract would, if the contract is then closed out, result in a total loss of the margin deposit before any deduction for brokerage commissions. A decrease of more than 10% would result in a loss of more than the total margin deposit.

Futures positions may be illiquid because certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a particular futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. This could prevent the Fund from promptly liquidating unfavorable positions and thus subject the Fund to substantial losses. In addition, the Fund may not be able to execute futures contract trades at favorable prices if little trading in the contracts involved is taking place. It also is possible that an exchange or the CFTC may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract, or order that trading in a particular contract be conducted for liquidation only.

Certain commodity exchanges have also established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular commodity futures contracts. The General Partner may have to modify its investment and trading decisions, and might have to liquidate positions, in order to avoid exceeding such limits. If this should occur, it could adversely affect the profitability of the Fund.

Options. There are various risks inherent in options trading. For example, the seller (writer) of a covered call option (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security to a level below the purchase price of the security, less the premium received by the writer for writing the option. The writer of a covered call option also gives up the opportunity for gain on the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing the premium invested in the option. The seller (writer) of a covered put option (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option less the premium received on the put option. The buyer of a put option assumes the risk of losing the premium it paid to purchase the put option.

The options markets have the authority to prohibit the exercise of particular options, which if imposed when trading in the option has also been halted, would lock holders and writers of that option into their positions until one of the two restrictions has been lifted.

Combination Transactions. Underlying Managers may engage in spreads or other combination options transactions involving the purchase and sale of related options contracts. These transactions are considerably more complex than the purchase or writing of a single option. They involve the risk that executing simultaneously two or more buy or sell orders at the desired prices may be difficult or impossible, the possibility that a loss could be incurred on both sides of a multiple options transaction, and the possibility of significantly increased risk exposure resulting from the hedge against loss inherent in most spread positions being lost as a result of the assignment of an exercise to the short leg of a spread while the long leg remains outstanding. Also, the transaction costs of combination options transactions can be especially significant because separate costs are incurred on each component of the combination.

Straddles. In straddle writing, where the investor writes both a put and a call on the same underlying interest at the same exercise price in exchange for a combined premium on the two writing transactions, the potential risk of loss is unlimited. To the extent the price of the underlying interest is either above or below the exercise price by more than the combined premium, the writer of a straddle will incur a loss when one of the options is exercised. If the writer is assigned an exercise on one option position in the straddle and fails to close out the other position, subsequent fluctuations in the price of the underlying interest could cause the other option to be exercised as well, causing a loss on both writing positions.

Forward Trading. Underlying Managers may utilize forward contracts and options thereon which, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually widespread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market in which Underlying Managers used by the Fund trade due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading to less than that which an Underlying Manager would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in major losses to the Fund.

In the forward markets, margin deposits may be even lower than in other markets or may not be required at all. Such low or non-existent margin deposits are indicative of the fact that any trading in the forward markets typically is accompanied by a high degree of leverage.

Swaps. The Fund or an Alternative Fund may enter into swap agreements with respect to currencies, interest rates and security indices. There can be no assurance that a liquid secondary market will exist at any specified time for any particular swap. The Fund or an Alternative Fund may use these techniques for efficient portfolio management purposes to hedge against changes in currency rates, securities prices, market movements, or as part of the Fund’s or the Alternative Fund’s overall investment strategy. Whether the Fund’s, or an Alternative Fund’s, use of swap agreements for efficient portfolio management purposes will be successful will depend on the Advisor and Sub-Advisor’s, or the Underlying Manager’s, ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments.

Over Counter Derivatives Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Over-the-Counter Derivatives Transactions

Although the Dodd Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) currently requires many OTC interest rate derivative transactions and certain credit default swaps previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearinghouse and may require additional types of OTC derivatives transactions to be submitted for clearing in the future, certain of the derivatives that may be traded by the Fund or an Alternative Fund may remain principal-to-principal or OTC contracts between the Fund or an Alternative Fund and third parties entered into privately. The risk of counterparty nonperformance can be significant in the case of these OTC instruments and “bid-ask” spreads may be unusually wide in these OTC derivatives markets. While the Dodd-Frank Act is intended in part to reduce these risks, it is still uncertain whether the Dodd- Frank Act has been effective in reducing counterparty risk. To the extent not mitigated by implementation of the Dodd-Frank Act, if at all, the risks posed by such instruments and techniques, which can be extremely complex and may involve leveraging of the assets of the Fund one or more Alternative Funds, include: (1) counterparty credit risks (the exposure to the possibility of loss resulting from a counterparty’s failure to meet its financial obligations); (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party’s legal capacity to enter into it could render the financial contract unenforceable and the insolvency or bankruptcy of a counterparty could preempt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate the derivative); (7) systemic risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks, such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

Many of the markets in which the Fund or Alternative Funds effect their transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent the Fund or an Alternative Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund or the Alternative Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund or the Alternative Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund or the Alternative Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where an the Fund or an Alternative Fund has concentrated its transactions with a single or small group of counterparties. The Fund nor the Alternative Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of the Fund or the Alternative Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund or the Alternative Funds.

Foreign Currency And Exchange Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency and Exchange

The Fund’s Shares are denominated in U.S. dollars and will be issued in U.S. dollars. A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies. The Advisors may hedge the foreign currency exposure of the Fund; however, the Fund will necessarily be subject to foreign exchange risks. In addition, prospective investors whose assets and liabilities are predominantly in other currencies should take into account the potential risk of loss arising from fluctuations in value between U.S. dollars and such other currencies. The Fund may enter into forward contracts to hedge exchange risk exposure.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging

Alternative Funds may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to shareholders.

Economic, Political And Legal Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic, Political and Legal Risks

The Fund’s investments will include investments in a number of countries, including less developed countries, exposing investors to a range of potential economic, political and legal risks, which could have an adverse effect on the Fund. These may include declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, the spread of infectious diseases (including epidemics and pandemics) or other public health issues and terrorist attacks.

For instance, military conflict (including ongoing wars in Europe and the Middle East) could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the US and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events, including natural disasters, climate-related events, pandemics or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as Fund’s investments.

Prospective investors should note that the capital markets in countries where Fund investments are made may be significantly less developed than those in the United States. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which could prevent the Fund or the Alternative Funds from making investments they otherwise would make or cause them to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Alternative Funds. In addition, accounting and auditing standards in many markets are different, and sometimes significantly different from those applicable in the United States or Europe. There may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with U.S. GAAP. Any such laws or regulations may change unpredictably based on political, economic, social and/or market developments.

Eurozone Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Eurozone Risk

The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (the “EU”) or the Eurozone create risks that could materially and adversely affect the Fund’s investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, such as the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro-denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Portfolio Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Concentration

Some Alternative Funds may have overlapping strategies or portfolios and thus could accumulate large positions in the same or related instruments at the same time. In many cases, however, the Advisor and the Sub-Advisor will not be given access to information regarding the actual investments made by the Alternative Funds in which the Fund invests, as such information is considered proprietary by the Underlying Managers of such Alternative Funds. As a result, the Sub-Advisor ordinarily will be unable to ascertain the degree of the Fund’s overall hedged or directional positions, or the extent of concentration risk or exposure to specific markets or strategies. Even if it were able to ascertain these matters, the Sub-Advisor’s ability to mitigate the associated risks would depend on its ability to reallocate capital among existing or new Alternative Funds. This might not be feasible for several months until withdrawals and contributions are permitted by the Fund.

Because each Underlying Manager of Alternative Funds will trade independently of the others, the trading losses of some Alternative Funds could offset trading profits achieved by the profitable Alternative Funds. Different Underlying Managers might compete for the same investment positions for the Alternative Funds they manage. Conversely, some Alternative Funds may take offsetting positions which would result in transaction costs for the Fund without the possibility of profits.

General Risks Of Arbitrage Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Arbitrage Transactions

The success of arbitrage strategies depends often on the ability to execute two or more simultaneous transactions at desired prices. Should such transactions not be executed simultaneously at the desired prices, losses may be incurred on both sides of the transaction. Additionally, separate costs are incurred on both sides of an arbitrage transaction, and substantial favorable price moves may be required before a profit can be realized. There can be no assurances that the hedging and arbitrage strategies used by the Advisors or the Underlying Managers will be successful. The market values of related financial instruments may not move in correlation with each other or in ways anticipated by the Advisors or Underlying Managers, and intervening events may cause hedged positions not to perform as anticipated. A hedged position may perform less favorably in generally rising markets than an unhedged position.

Convertible Arbitrage Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Arbitrage Transactions

In an effort to remain market neutral with respect to their purchase of convertible securities, the Fund or Alternative Funds may hedge the purchase of convertible securities by the simultaneous short sale of another related security (e.g., the short sale of some portion of the common stock into which the securities on the long side are convertible or the sale of the related option). To the extent that there are losses on a long position, and the hedged portion (short position) of the strategy is not sufficient to completely offset such losses, the Fund or Alternative Funds will incur a loss. Losses also may be incurred if the prices of two securities which are arbitraged against each other do not move as expected. Additionally, losses may result if the Fund or an Alternative Fund holds securities of a company that is taken over at a price that does not generate profits on the long portion of the convertible security sufficient to recoup the premiums paid and any accrued but unpaid interest that would be lost if conversion became necessary.

•

If an issuer’s credit status weakens, the value of the convertible position may decline, resulting in losses to the Fund or an Alternative Fund due to decreases in the position’s market conversion value and investment value, a decline in the market price of the underlying common stock and/or a reduction in liquidity. While these losses will, to some extent, be offset by the hedge component of the position (i.e., the short sale of the common stock or option), such losses nonetheless potentially are significant.

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Certain securities are callable by the issuer. If the call is at a price below the then-current market price, losses may result due to interest that has been accrued but has not been paid at the time of the conversion of the called security. Additionally, losses may occur if an issuer declares a special dividend or spin-off which either causes a reduction in the premium of the security and/or forces a premature conversion.

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The Fund or an Alternative Fund may incur losses if a security lender demands that the Fund or an Alternative Fund return its borrowed security and the Fund or such Alternative Fund is unable to find an alternative-lending source. In such event, the Fund or the Alternative Fund may be forced to convert the security, lose accrued interest, unwind the position at unfavorable prices or purchase securities to cover the position at a price that is higher than that which would be available in an orderly market.

Merger Arbitrage Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Merger Arbitrage Transactions

The price offered for the securities of a company in a tender offer, merger or other acquisition transaction will generally be at a significant premium above the market price of the security prior to the offer. The announcement of such a transaction will generally cause the market price of the securities to begin rising. The Fund or an Alternative Fund may purchase securities after the announcement of the transaction at a price that is higher than the pre- announcement market price, but which is lower than the price at which the Advisors or an Underlying Manager expects the transaction to be consummated. If the proposed transaction is not consummated, the value of such securities purchased by the Fund or an Alternative Fund may decline significantly. It is also possible that the difference between the price paid by the Fund or an Alternative Fund for securities and the amount anticipated to be received upon consummation of the proposed transaction may be very small. If a proposed transaction is in fact not consummated or is delayed, the market price of the securities may decline sharply. In addition, where the Fund or an Alternative Fund has sold short the securities it anticipates receiving in an exchange offer or merger, the Fund or the Alternative Fund may be forced to cover its short position in the market at a higher price than its short sale, with a resulting loss. If the Fund or an Alternative Fund has sold short securities which are the subject of a proposed exchange offer, merger or tender offer and the transaction is consummated, the Fund or the Alternative Fund may also be forced to cover its short position at a loss.

In certain proposed takeovers, the Fund or an Alternative Fund may determine that the price offered for the security is likely to be increased, either by the original bidder or by a competing offeror. In such cases, the Fund or an Alternative Fund may purchase securities at a market price that is above the offer price, incurring the additional risk that the offer price will not be increased or that the offer is withdrawn. If ultimately no transaction is consummated, it is likely that a substantial loss will result.

The consummation of a merger, tender offer or exchange offer can be prevented or delayed, or the terms changed, by a variety of factors, including (i) the opposition of the management or shareholders of the target company, which may result in litigation to enjoin the proposed transaction, (ii) the intervention of a federal or state regulatory agency, (iii) efforts by the target company to pursue a defensive strategy, including a merger with, or a friendly tender offer by, a company other than the offeror, (iv) in the case of a merger, the failure to obtain the necessary shareholder (or, in some cases, regulatory) approvals, (v) market conditions resulting in material changes in securities prices, (vi) compliance with any applicable U.S. federal or state securities laws, and (vii) the failure of an acquirer to obtain the necessary financing to consummate the transaction.

The SEC pro ration requirements applicable to cash tender and exchange offers also may affect the Fund or an Alternative Fund’s ability to profit from its investments. Often a cash tender or exchange offer is made for less than all of the outstanding securities of an issuer or a higher price is offered for a limited number of the securities.

SEC rules require that, if a greater number of securities are tendered than is to be accepted at a particular price, securities of the various tendering shareholders must be accepted pro-rata. Thus, a portion of the securities tendered by the Fund or an Alternative Fund in response to certain offers may not be accepted by the offeror and may be returned to it. Since, after completion of the tender offer, the market price of the securities may have declined below the Fund or an Alternative Fund’s cost, returned securities may be resold at a loss.

Fixed Income Arbitrage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Arbitrage

Fixed income arbitrage strategies generally involve identifying and exploiting pricing anomalies within and across global fixed income markets and their derivatives. Evaluating credit risk for debt securities involves uncertainty because credit rating agencies throughout the world have different standards, making comparison across countries difficult. Also, the market for credit spreads is often inefficient and illiquid, making it difficult to accurately calculate discounting spreads for valuing financial instruments. It is likely that a major economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Market Neutral Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Neutral Strategies

The use of “market neutral” or “relative value” hedging or arbitrage strategies should in no respect be taken to imply that the Fund or relevant Alternative Fund or the Advisors or relevant Underlying Manager’s strategy is without risk. Substantial losses may be recognized on “hedge” or “arbitrage” positions, and illiquidity and default on one side of a position can effectively result in the position being transformed into an outright speculation. Every market neutral or relative value strategy involves exposure to some second order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock for the same underlying issuer. Further, “market neutral” Underlying Managers may employ limited directional strategies that expose their respective Alternative Funds to certain market risks.

Special Situation Investments Distressed Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Situation Investments/Distressed Companies

Certain of the Fund’s or Alternative Funds’ investments may involve start-up companies, companies developing new products or companies seeking to raise additional capital for expansion. In addition, the Fund or the Alternative Funds may invest in companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund or an Alternative Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund or an Alternative Fund may invest, directly or indirectly, may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Advisors or Underlying Managers will correctly evaluate the nature and magnitude of the various factors that could affect the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which the Fund or an Alternative Fund invests, the Fund or the Alternative Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s or the Alternative Fund’s original investment.

Investments In Undervalued Equity And Equity Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Undervalued Equity and Equity-Related Securities

The Fund or Alternative Funds may invest in undervalued equity and equity-related securities. The identification of investment opportunities in undervalued securities is a difficult task. While investments in undervalued securities offer the opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses. Returns generated from such investments may not adequately compensate the Fund or Alternative Funds for the business and financial risks assumed. The Fund or an Alternative Fund may take certain speculative investments in securities which the Advisors or Underlying

Managers believe to be undervalued; however, there are no assurances that the securities purchased will in fact be undervalued. In addition, the Fund or an Alternative Fund may be required to hold such securities for a substantial period of time before realizing their anticipated value. During this period, a portion of the Fund or an Alternative Fund’s assets may be committed to the securities purchased, thus possibly preventing the Fund or an Alternative Fund from investing in other opportunities. In addition, the Fund or an Alternative Fund may finance such purchases with borrowed funds and thus will have to pay interest on such funds during such waiting period. If the Fund or an Alternative Fund takes long positions in stocks that decline and short positions in stocks that increase in value, then the losses of the Fund or an Alternative Fund may exceed those of other portfolios that hold long positions only.

Capital Structure Arbitrage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Capital Structure Arbitrage

The strategies of the Advisors or certain Underlying Managers may involve trading the spreads in the debt of companies with multiple classes of debt, trading the spreads in the equity of companies with multiple classes of equity and/or trading combinations of a company’s debt and equity, in each case to take advantage of relative mispricings. The Advisors or an Underlying Manager may be incorrect in its assumption and the Fund or applicable Alternative Funds may not realize profits from such investments. Moreover, the Advisors or the Underlying Manager may be correct in its assumption but may not be able to maintain such investments long enough for them to be profitable.

Spread Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Spread Trading

A part of the Underlying Managers’ strategies may involve spread positions between two or more security positions. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. Such positions, however, do entail a substantial risk that the price differential could change unfavorably, thus causing a loss to the spread position. The Advisors’ or the Underlying Managers’ strategies also may involve arbitraging among two or more securities. This means, for example, that the Fund or an Alternative Fund may purchase (or sell) securities (on a current basis) and take offsetting positions in the same or related securities. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. These offsetting positions entail substantial risk that the price differential could change unfavorably causing a loss to the position. Moreover, the arbitrage business is extremely competitive, and many of the major participants in the business are large investment banking firms with substantially greater financial resources, larger research staffs and more investment professionals than will be available to the Advisors or Underlying Managers. Arbitrage activity by other larger firms may tend to narrow the spread between the price at which a security may be purchased by the Fund or an Alternative Fund and the price the Advisors or Underlying Manager expects to receive upon consummation of a transaction.

Technical Trading Systems Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technical Trading Systems

The Advisors and Underlying Managers may rely on technical trading systems. For any technical trading system to be profitable, there must be price moves or “trends” — either upward or downward — in some security that the system can track and those trends must be significant enough to dictate entry or exit decisions. Trendless markets have occurred in the past and are likely to recur. In a trendless or erratic market, a technical trading system may fail to identify a trend on which action should be taken or may overreact to minor price movements and thus establish a position contrary to overall price trends, which may result in losses. In addition, a technical trading system may be profitable for a period of time, after which the system fails to correctly detect any future price movements. Accordingly, technical traders often modify or replace their systems on a periodic basis. Any factor (such as increased governmental control of, or participation in, the markets traded) that lessens the prospect of sustained price moves in the future may reduce the likelihood that the Advisors’ or an Underlying Manager’s technical systems will be profitable.

Increased Use In Markets Of Technical Trend Following Trading Methods Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Increased Use in the Markets of Technical Trend-Following Trading Methods

In recent years, there has been a substantial increase in trading systems, methods, and strategies employing trend-following timing signals, based either exclusively on technical analysis or on a combination of fundamental and technical analysis. There also has been an increase in the overall volume of trading and liquidity of the financial markets. While the effect of any increase in the proportion of funds traded pursuant to trend-following trading approaches in recent years cannot be determined, any such increase could alter trading patterns or affect execution of trades to the detriment of the Fund or the applicable Alternative Funds.

Reliance On Quantitative Analysis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Quantitative Analysis

The Advisors and certain Underlying Managers’ investment strategies may rely upon quantitative models and systems. Such models and systems may entail the use of sophisticated statistical calculations and complex computer systems, and there is no assurance that the Advisors or Underlying Managers will be successful in carrying out such calculations correctly or that the use of these quantitative models and systems will not expose the Fund or applicable Alternative Funds to the risk of significant losses. In addition, the analytical techniques used by the Advisors and such Underlying Managers cannot provide any assurance that the Fund or applicable Alternative Funds will not be exposed to the risk of significant trading losses if the underlying patterns that form the basis for the quantitative models and systems employed by the Advisors or such Underlying Managers change in unanticipated ways. The effectiveness of quantitative models and systems may diminish over time, and attempts to apply existing quantitative models and systems to new or different markets, strategies or securities may prove ineffective.

To the extent that information regarding an Alternative Fund’s positions or trades becomes or is required to be made publicly available, there is a material risk that other market participants may seek to reverse engineer the Underlying Manager’s quantitative investment strategies from such public information. The use of an Underlying Manager’s investment strategies by other persons, whether as a result of reverse engineering, “frontrunning” or other actions, may have a material adverse effect on the performance of the associated Alternative Funds.

Reliance On Fundamental Analysis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Fundamental Analysis

The Advisors and certain Underlying Managers may base their trading decisions, in whole or in part, on fundamental analysis. Fundamental trading systems consider factors, such as inflation, trade balances, inventories and interest rates, which do not have an impact on traditional technical trading systems, in an attempt to identify investment opportunities. To the extent that such factors provide mixed or conflicting signals, a fundamental trading system may not be able to detect and/or accurately predict price trends. There can be no guarantee that the Advisors’ or an Underlying Manager’s fundamental trading systems will enable the Advisors or the Underlying Manager to accurately value the securities in which the Fund or the Alternative Funds invest or that any anticipated price trends will materialize with respect to such investments.

New Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Strategies

While the Advisors or an Underlying Manager might develop new investment strategies in the future, any such strategies may not be thoroughly tested before being employed and may not, in any event, be successful. Were the Advisors or an Underlying Manager to attempt to implement new strategies for the Fund or an Alternative Fund, the risk/reward profile of the Fund or the Alternative Fund could be shifted significantly towards increased levels of risk. The Fund and the Alternative Funds can only be successful if they are able to trade and invest successfully, and there can be no assurance that this will be the case.

Complexity Of Quantitative Trading Strategies Reliance On Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Complexity of Quantitative Trading Strategies; Reliance on Technology

Many of the investments that the Advisors are expected to trade on behalf of the Fund, and many of the trading strategies that the Underlying Managers are expected to execute on behalf of the Alternative Funds, are highly complex. In certain cases, the successful application of a particular trading strategy may require relatively sophisticated mathematical calculations and relatively complex computer programs.

Activist Trading Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Activist Trading Strategy

The success of the Fund’s investments in Alternative Funds that pursue an activist trading strategy may require, among other things: (i) that the Underlying Manager properly identify companies whose securities prices can be improved through corporate and/or strategic action; (ii) that the Alternative Funds acquire sufficient securities of such companies at a sufficiently attractive price; (iii) that the Alternative Funds avoid triggering anti-takeover and regulatory obstacles while acquiring their positions; (iv) that management of companies and other security holders respond positively to the Underlying Manager’s proposals; and (v) that the market price of a company’s securities increases in response to any actions taken by companies. There can be no assurance that any of the foregoing will succeed.

Successful execution of an activist strategy will depend on the cooperation of security holders and others with an interest in the company. Some security holders may have interests which diverge significantly from those of the Alternative Funds and some of those parties may be indifferent to the proposed changes. Moreover, securities that the Underlying Manager believes are fundamentally undervalued or incorrectly valued may not ultimately be valued in the capital markets at prices and/or within the time frame the Underlying Manager anticipates, even if the Alternative Fund’s strategy is successfully implemented. Even if the prices for a company’s securities have increased, there is no assurance that the Alternative Fund will be able to realize any increase in the price.

Alternative Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Alternative Funds

Alternative Funds will not be registered as investment companies under the 1940 Act and are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act. Accordingly, the provisions of the 1940 Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Alternative Funds. In addition, Alternative Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisors to monitor whether holdings of the Alternative Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

Multiple Levels Of Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Fees and Expenses

Although in many cases investor access to Alternative Funds may be limited or unavailable, an investor who meets the conditions imposed by an Alternative Fund may be able to invest directly with the Alternative Fund. By investing in Alternative Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Advisor, Sub-Advisor, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the

Alternative Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Alternative Fund directly or in a closed-end fund that did not utilize a “fund of funds” structure.

Most of the Alternative Funds are subject to a performance-based fee or allocation, irrespective of the performance of other Alternative Funds and the Fund generally. Accordingly, an Underlying Manager to an Alternative Fund with positive performance may receive performance-based compensation from the Alternative Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. The Alternative Funds in which the Fund intends to invest generally charge a management fee of 0% to 3% based on the original cost of their investments, and performance or incentive fees or allocations are typically 0% to 30% of an Alternative Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Underlying Managers. In some cases, instead of a management fee, an Underlying Manager may charge through all or a significant portion of the costs of operating the Alternative Fund, which would typically be absorbed by an underlying manager (e.g., salaries of investment personnel, office rent and overhead, technology costs, etc.), directly to investors (commonly referred to as “pass-through fees”), including the Fund. These pass-through fees can range from the low single digits to the high single digits (or slightly more) of an Alternative Fund’s net asset value in a given year, depending on factors such as performance, expense management, and netting. Pass-through fees are typically charged in addition to any incentive allocation or fee.

The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Investment Delays Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Delays

Delays in investing the Fund’s assets may occur (i) because of the time typically required to complete certain transactions (which may be considerable), (ii) because certain Alternative Funds selected by the Fund or the Sub-Advisor may provide infrequent opportunities to purchase their securities, and/or (iii) because of the time required for Underlying Managers to invest the amounts committed by the Fund. Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Expedited Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expedited Transactions

Investment analyses and decisions by the Sub-Advisor, especially in Co-Investments, may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Sub-Advisor at the time an investment decision is made may be limited, and the Sub-Advisor may not have access to detailed information regarding the potential investments. Therefore, no assurance can be given that the Sub-Advisor will have knowledge of all facts and circumstances that may adversely affect a Fund investment.

Valuation Of Alternative Funds And Co Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Alternative Funds and Co-Investments

There are various conflicts of interest associated with the valuation of the Fund’s interests in Alternative Funds and Co-Investments, in particular, higher valuations of its assets may result in increased fees. In addition, inflated valuations may result in better performance which may assist in marketing for the Advisor and Sub-Advisor. Conflicts of interest may be heightened in the case of assets that do not have readily ascertainable market values. To address these conflicts, each of the Advisor and Sub-Advisor has adopted and implemented policies and procedures for the valuation of client investments, including the Investment Committee’s oversight of the valuations process, and the review of fair-valued investments.

The Fund’s investments may also be difficult to value because it may be relatively difficult for the Fund to obtain reliable valuations of Alternative Funds, Co-Investments and the underlying portfolio companies in which they invest. In most cases, the Fund will rely on the Underlying Managers’ valuations, which valuations may also be based on fair valuation procedures. Further, the fair values of Alternative Funds are subject to adjustment or revisions if the Fund’s NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer. The adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder’s repurchase proceeds in a repurchase offer. Prospective investors should be aware that situations involving uncertainties as to valuation of assets held by the Fund could have an adverse effect on the returns of the Fund.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investments

Since the Fund may make additional investments in or effect withdrawals from an Alternative Fund only at certain times pursuant to limitations set forth in the governing documents of the Alternative Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Alternative Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in an Alternative Fund promptly after it has made a decision to do so. Some Alternative Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders.

Follow On Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Follow-On Investments

Following an initial investment, the Fund may make additional investments as “follow-on” investments, in order to: (i) increase or maintain in whole or in part the Fund’s equity ownership percentage; (ii) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (iii) attempt to preserve or enhance the value of the Fund’s investment. The Fund may elect not to make follow-on investments or otherwise lack sufficient funds to make those investments.

The Fund has the discretion to make any follow-on investments, subject to the availability of capital resources. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of an investment and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, it may elect not to make a follow-on investment because it may not want to increase its concentration of risk, because it prefers other opportunities or because it is inhibited by compliance with 1940 Act requirements, or compliance with the requirements for maintenance of its RIC status.

Risks Associated With Bridge Financings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Bridge Financings

Certain Alternative Funds may provide bridge financing in connection with one or more of their equity investments. As a result, such Funds will bear the risk of any changes in the capital markets which may adversely affect the ability of such Fund to refinance any bridge investments. If a Fund were unable to complete a refinancing, such Fund could have a long-term investment in a junior security or that junior security might be converted to equity.

Termination Of Funds Interest In Alternative Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in an Alternative Fund

Subject to the terms of its limited partnership agreement and related formation documents, an Alternative Fund could, among other things, terminate the Fund’s interest in that Alternative Fund if the Fund fails to timely satisfy any capital call by that Alternative Fund or if the continued participation of the Fund in the Alternative Fund would have a material adverse effect on the Alternative Fund or its assets.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

Alternative Funds typically have the power to borrow funds and utilize leverage through various methods and may do so when deemed appropriate by the Underlying Manager, in order to make investments, to pay expenses and to satisfy withdrawals that would otherwise result in the premature liquidation of private equity investments. Such leverage may be substantial.

Alternative Funds may borrow funds from brokers, banks and other lenders with no limit on the amount of leverage that may be utilized. The use of leverage can dramatically magnify both gains and losses, increasing the possibility of a total loss of investment. The level of interest rates generally, and the rates at which the Fund and Alternative Funds can borrow in particular, can affect the operating results of their portfolios. Any restriction on the availability of credit from lenders could adversely affect the Alternative Funds’, and thus the Fund’s, performance.

Trading in Non-U.S. Companies And Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trading in Non-U.S. Companies and Markets

Some Alternative Funds in which the Fund invests many themselves invest in non-U.S. companies. Trading in the securities of non-U.S. companies involves certain considerations not usually associated with trading in securities of U.S. companies, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gains or other income; the small size of the some markets in foreign countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict investment opportunities. In addition, accounting and financial reporting standards that prevail in foreign countries generally are not equivalent to United States standards and, consequently, less information may be available to investors in companies located in foreign countries than is available to investors in companies located in the United States.

Reliance On Management Of Alternative Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Management of Alternative Funds

The Fund will be investing in Alternative Funds (including Co-Investments) that are generally managed by independent managers. The Fund will not have any role in the day-to-day management of the Alternative Funds or the Underlying Managers. Moreover, the Fund will typically not have the opportunity to evaluate the specific investments made by any Alternative Fund even if the Fund is represented on the advisory committee or similar investor body of such fund. Accordingly, the returns of the Fund will primarily depend on the efforts and performance results obtained by the independent managers and other investment personnel of these Alternative Funds and could be substantially adversely affected by the unfavorable performance of, or an inability to retain, such independent managers. Moreover, the historical performance of the independent managers is not a guarantee or prediction of the future performance of an Alternative Fund investment. Co-Investments will be made through special purpose vehicles. Typically, an independent manager will make decisions for the special purpose vehicle.

Underlying Managers Misconduct Or Bad Judgment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Manager’s Misconduct or Bad Judgment

The Fund ordinarily will not have custody or control over the assets it allocates to underlying Alternative Funds. As a result, it will be difficult, and likely impossible, for the Sub-Advisor to protect the Fund from the risk of Underlying Manager fraud, misrepresentation or simple bad judgment in those circumstances. Among other things, an Underlying Manager could divert or abscond with the assets allocated to it, fail to follow its stated investment strategy and restrictions, issue false reports or engage in other misconduct. This could result in serious losses to the Fund.

Changes In Investment Approach Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Changes in Investment Approach The Underlying Managers could materially alter an Alternative Fund’s trading strategy from time to time without notice to the Fund.
Wide Investment Discretion Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Wide Investment Discretion

The governing documents of the Alternative Funds in which the Fund invests typically will not impose significant restrictions on the manner in which the Underlying Manager of such Alternative Fund could invest and trade for such fund, and often will permit the Underlying Managers to invest and trade in a broad range of securities and other financial instruments. As a result, the Underlying Managers used by the Fund may from time to time modify their investment strategies in response to changing market conditions, in some cases without notice to the Fund. Any such modification could involve changes in the types of securities and other instruments an Underlying Manager uses to implement its strategy, as well as changes in the markets in which such securities and other instruments trade. There can be no assurance that any such modification would be successful or not result in losses to the Fund.

Lack Of Information Concerning Underlying Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Information Concerning Underlying Managers

The Sub-Advisor may not learn of significant structural events affecting an Underlying Manager, such as personnel changes, major asset withdrawals/redemptions or substantial capital growth, until after the fact.

The Sub-Advisor will conduct a level of due diligence that it believes is adequate to select the appropriate Alternative Funds. However, due diligence is not infallible and may not uncover problems associated with a particular Alternative Fund, Underlying Manager, or those who provide accounting, audit, brokerage, custody or other services to the Alternative Fund. The Sub-Advisor may rely upon representations made by Underlying Managers and, if any representation is misleading, incomplete, or false, it may result in that selection of Underlying Managers that might otherwise have been eliminated from consideration had complete information been made available.

Sole Principal Or Portfolio Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sole Principal or Portfolio Manager

Some of the Underlying Managers to which the Fund may allocate capital may consist of only one or a limited number of principals, portfolio managers and other key employees. If the services of any of such principals or employees became unavailable (for example, by reason of death, disability, severance or retirement), the Alternative Fund, and thus the Fund, could sustain losses.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition

The Alternative Funds will engage in investment and trading activities which are highly competitive with other investment and trading programs including those of mutual funds and other financial institutions, investment banks, broker/dealers, commercial banks, insurance companies and pension funds, as well as private investors, all of whom may have investment objectives similar to those of the Alternative Funds. These competitors may have substantially greater resources and substantially greater experience than the Alternative Funds. Such competition may negatively impact the performance of the Fund.

Increased competition may also reduce the Fund’s ability to identify and secure attractive investment opportunities. Furthermore, many of the Fund’s competitors may not be subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC. As a result, such competitors may have greater flexibility in structuring their investments and may be able to offer terms that the Fund cannot match without jeopardizing its regulatory status.

New Underlying Managers And Alternative Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Underlying Managers and Alternative Funds

Some Alternative Funds or Underlying Managers may be new or relatively new ventures and have little or no operating history upon which their performance can be evaluated.

Risk Of Litigation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Litigation

Alternative Funds and Co-Investments could become involved in litigation which would be expensive and time consuming to resolve. In addition, the Fund may agree to indemnify certain of the Alternative Funds (including Co-Investments), the Underlying Managers and their affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Alternative Fund or Co-Investment. If the Fund were required to make payments (or return distributions received) in respect of any such indemnity, the Fund could be materially adversely affected.

Underlying Managers used by the Fund might become involved in litigation as a result of investments made by Alternative Funds. Under such circumstances, such Alternative Funds and/or the Fund could be named as a defendant in a lawsuit or regulatory action.

Misuse Of Confidential Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Misuse of Confidential Information

In trading public securities, there are consequences for trading on insider information, and the Sub-Advisor expects that Underlying Managers will use only public information in managing the Alternative Funds. Underlying Managers may be charged with misuse of confidential information. If that were the case, the performance records of these Underlying Managers and the Alternative Funds they manage could be misleading. Furthermore, if an Underlying Manager of an Alternative Fund with which the Fund invests has engaged in the past or engages in the future in such misuse, the Fund could be exposed to losses.

Alternative Funds Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Alternative Funds’ Fees and Expenses

Shareholders are responsible not only for the payment of Fund expenses, but also for the management fees, carried interest, and other fees charged by the Alternative Funds in which the Fund invests, as well as the expenses of those Alternative Fund investments. While the Sub-Advisor intends for the Alternative Funds to have reasonable fees and other compensation payable to the Underlying Manager, the Fund will ultimately have no control over expenses incurred by the Alternative Funds that are paid from the Fund’s invested capital. The fees and expenses that the investors pay in the aggregate may be higher than what they would pay if they invested directly in the Alternative Funds, or in the securities in which those Alternative Funds invest.

Changes In Amount Of Assets Under Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in Amount of Assets Under Management

The Fund may invest with Underlying Managers who are experiencing a major change in the assets they manage. It is not known what effect, if any, an increase or decrease in the amount of assets under management will have on their investment strategies or investment results, but it could impair the ability of their strategies and operations to perform up to historical levels.

Other Clients Of Underlying Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Clients of Underlying Managers

The Underlying Managers of the Alternative Funds in which the Fund invests have responsibility for investing the assets of such Alternative Funds. The Underlying Managers also manage other accounts (including other accounts in which the Underlying Managers may have an interest) and may have financial and other incentives to favor such accounts over the Alternative Fund (and thus, the Fund as an investor in the Alternative Fund). In investing on behalf of other clients, as well as the Fund, Underlying Managers must allocate their resources, as well as limited market opportunities. Doing so not only could increase the level of competition for the same trades that otherwise might be made for the Alternative Fund, including the priorities of order entry, but also could make it difficult or impossible to take or liquidate a particular position at a price indicated by an Alternative Fund’s strategy.

Custody Risk Failure Of Custodians Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Custody Risk; Failure of Custodians

There are risks involved in dealing with the banks, broker-dealers and other custodians who hold cash and securities of the Fund and Alternative Funds. There is no guarantee that these will not become bankrupt or insolvent. While both the U.S. Bankruptcy Code and the Securities Investor Protection Act of 1970 seek to protect customer property in the event of a bankruptcy, insolvency, failure, or liquidation of a custodian, there is no certainty that, in the event of a failure of a custodian, the Fund would not incur losses due to its assets being unavailable for a period of time, the ultimate receipt of less than full recovery of its assets, or both. Financial difficulty, fraud or misrepresentation at one of these institutions could impair the operational capabilities or capital position of the Fund.

Inability To Vote Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Vote

To the extent that the Fund owns less than 5% of the voting securities of an Alternative Fund or Co-Investment, it may be able to avoid that any such Alternative Fund or Co-Investment is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Alternative Funds or Co-Investments, both by the Fund and other clients of the Advisors). To limit its voting interest in certain Alternative Funds or Co-Investments, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Alternative Fund or Co-Investment. These voting waiver arrangements may increase the ability of the Fund and other clients of the Advisors to invest in certain Alternative Funds or Co-Investments. However, to the extent the Fund contractually forgoes the right to vote the securities of an Alternative Fund or Co-Investment, the Fund will not be able to vote on matters that require the approval of such Alternative Fund or Co-Investment’s investors, including matters which may be adverse to the Fund’s interests.

There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of an Alternative Fund or Co-Investment. If the Fund is considered to be affiliated with an Alternative Fund or Co-Investment, transactions between the Fund and such Alternative Fund or Co- Investment may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Expenditure Of Additional Costs And Resources Relating To Co Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expenditure of Additional Costs and Resources Relating to Co-Investments

The costs and resources required to investigate the commercial, tax and legal issues relating to Co-Investments may be greater than those relating to other investments.

Risks Associated With Co Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Co-Investments.

The Fund will make Co-Investments alongside Alternative Funds managed by independent Underlying Managers. Co-Investments will be subject to additional risk factors as compared to Alternative Funds making multiple investments. Co-Investments will ordinarily provide exposure to only one underlying portfolio company and are therefore substantially less diversified as compared to a traditional investment fund. There can be no assurance that the Fund’s investments in Funds structured as co-investments will be successful and/or will not suffer losses. The Fund’s exposure to Co-Investments could be substantial.

Illiquidity Of Alternative Funds And Co Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Alternative Funds and Co-Investments.

The Fund may receive from an Alternative Fund or Co-Investment an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of, with similar risks.

Asset-Backed and Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Backed and Mortgage-Backed Securities

Asset-backed securities represent interests in pools of mortgages, loans, receivables, or other assets. Mortgage-backed securities are a type of asset-backed security that represents direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements.

Asset-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. A strategy may receive unscheduled prepayments of principal before the security’s maturity date due to voluntary prepayments, refinancing, or foreclosures on the underlying mortgage loans, which would result in a loss of anticipated interest and a portion of its principal investment represented by any premium the Fund may have paid. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a strategy holds mortgage-backed securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the strategy may have to reinvest that money at the lower prevailing interest rates. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk. In the event of a default, a strategy may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. Asset-backed securities also may be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally.

Asset-backed security values also may be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement.

If a strategy purchases asset-backed or mortgage-backed securities that are “subordinated” to other interests in the same pool of assets, the strategy as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the strategy as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher for mortgage pools that include such subprime mortgages. Moreover, instability in the markets for mortgage-backed and asset- backed securities, as well as the perceived financial strength of the issuer and specific restrictions on resale of the securities, may affect the liquidity of such securities, which means that it may be difficult (or impossible) to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and the Fund may have to hold these securities longer than it would like, forgo other investment opportunities, or incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage- backed and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities. This lack of liquidity may affect a strategies’ NAV and total return adversely during the time the strategy holds these securities.

Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Loan Obligations

The Fund or an Alternative Fund may invest in CLOs and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, domestic and foreign floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying collateral and may be rated investment grade. Despite the protection from the equity and mezzanine tranches, more senior tranches of CLOs can experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of more subordinate tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

In light of the above, CLOs may present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.

In addition to the general risks associated with investing in debt securities and asset-backed securities (e.g., interest rate risk, credit risk and default risk), CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund may invest in tranches of a CLO that are subordinate to other classes; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stock, or other securities that may be converted into or exchanged for a specified amount of common equity of the same or different issuer within a specified period of time at a specified price or based on a specified formula. In many cases, a convertible security entitles the holder to receive interest or a dividend that is generally paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields (i.e., rates of interest or dividends) than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock into which they are convertible due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. The Fund’s and/or an Alternative Fund’s investments in convertible securities are expected to primarily be in private convertible securities, but may be in public convertible securities.

The value of a convertible security is primarily a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (determined by reference to the security’s anticipated worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also increase or decrease the convertible security’s value. If the conversion value is low relative to the investment value, the convertible security is valued principally by reference to its investment value. To the extent the value of the underlying common stock approaches or exceeds the conversion value, the convertible security will be valued increasingly by reference to its conversion value. Generally, the conversion value decreases as the convertible security approaches maturity. Where no market exists for a convertible security and/or the underlying common stock, such investments may be difficult to value. A public convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

A convertible security may in some cases be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the holder will generally have a choice of tendering the security for redemption, converting it into common stock prior to redemption, or selling it to a third party. Any of these actions could have a material adverse effect and result in losses to the Fund or an Alternative Fund.

Synthetic Convertible Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Synthetic Convertible Instruments

The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Total Return Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Total Return Swaps

A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps include credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Fixed Income And Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed-Income and Debt Securities

Investment in fixed-income and debt securities such as bonds, notes and asset-backed securities residential mortgage backed securities, commercial mortgage backed securities, investment grade corporate bonds, non-investment grade corporate bonds, loans, sovereign bonds and U.S. government debt securities and financial instruments that reference the price or interest rate associated with these fixed income securities, subject the Fund to the risk that the value of these securities overall will decline because of rising interest rates. Similarly, portfolios that hold such securities are subject to the risk that the portfolio’s income will decline because of falling interest rates. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Fund. Investments in these types of securities will also be subject to the credit risk created when a debt issuer fails to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that debt to decline. The Fund may also invest in debt securities which are not protected by financial covenants or limitations on additional indebtedness. Most fixed income instruments trade in over-the-counter transactions and lack the benefit of transparent exchange pricing. Bid and asks for these instruments are generally wider than equity securities, and trading is less frequent. These factors may cause distortions and/or volatility in the prices of fixed income-related instruments. Lastly, investments in lower-rated debt securities are also subject to the risk that the securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are weaker financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

Below “Investment Grade” Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below “Investment Grade” Securities

The Fund and some Alternative Funds may invest in bonds or other fixed income securities, including, “high yield” (and, therefore, high risk) debt securities. These securities may be below “investment grade” and are subject to uncertainties and exposure to adverse business, financial or market conditions which could lead to the issuer’s inability to make timely interest and principal payments. The market values of these securities tend to be more sensitive to individual corporate developments and general economic conditions than do higher rated securities.

Interest Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest-Rate Risk

The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities rather than shorter-term fixed-income securities. The Fund is subject to the risk that the market value of the bonds in its or an Alternative Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for investment securities, or other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; and conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Duration is a measure that relates the expected price volatility of a bond to changes in interest rates. The duration of a bond may be shorter than or equal to the full maturity of a bond. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. Bonds with longer durations have more risk and will decrease in price as interest rates rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter duration. If interest rates increase, the yield of a strategy may increase and the market value of the strategies’ securities may decline, adversely affecting the strategies’ NAV and total return. If interest rates decrease, the yield of a strategy may decrease and the market value of the strategies’ securities may increase, which may increase the strategies’ NAV and total return.

US Treasury Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

US Treasury Securities Risk

Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate, including as changes in global economic conditions affect the demand for these securities.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk

The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”), which, prior to June 2023, had been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts. SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR. SOFR has a limited history compared to LIBOR, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and exchange-traded funds (“ETFs”), including affiliated funds, and in BDCs in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1‑4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1‑4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund. In the event the Fund invests in another affiliated fund (the “Acquired Fund”), the portion of the Fund’s Investment Management Fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

Certain money market funds that operate in accordance with Rule 2a‑7 under the 1940 Act float their net asset value while others seek to reserve the value of investments at a stable net asset value (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed, and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee).

ETFs and Other Exchange-Traded Investment Vehicles Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ETFs and Other Exchange-Traded Investment Vehicles

The Fund or an Alternative Fund may invest, subject to applicable regulatory limits, in the securities of ETFs and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (collectively, “exchange-traded investment vehicles”). When investing in the securities of exchange-traded investment vehicles, the Fund will be indirectly exposed to all the risks of the portfolio securities or other financial instruments they hold. The performance of an exchange-traded investment vehicle will be reduced by transaction and other expenses, including fees paid by the exchange-traded investment vehicle to service providers. ETFs are investment companies that are registered as open-end management companies or unit investment trusts. The limits that apply to the Fund’s investment in securities of other investment companies generally apply also to the Fund’s investment in securities of ETFs.

Shares of exchange-traded investment vehicles are listed and traded in the secondary market. Many exchange-traded investment vehicles are passively managed and seek to provide returns that track the price and yield performance of a particular index or otherwise provide exposure to an asset class (e.g., currencies or commodities). Although such exchange-traded investment vehicles may invest in other instruments, they largely hold the securities (e.g., common stocks) of the relevant index or financial instruments that provide exposure to the relevant asset class. The share price of an exchange-traded investment vehicle may not track its specified market index, if any, and may trade below its NAV. An active secondary market in the shares of an exchange- traded investment vehicle may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. There can be no assurance that the shares of an exchange-traded investment vehicle will continue to be listed on an active exchange.

Closed-End Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund Risk

The Fund may invest in closed-end funds. Closed-end funds are subject to various risks, including management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund’s portfolio during periods of market turmoil and as investors’ perceptions regarding closed-end funds or their underlying investments change.

Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end funds shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Certain closed-end funds may employ the use of leverage in their portfolios through the issuance of preferred stock. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks, including the likelihood of increased volatility and the possibility that the closed-end fund’s common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises. In addition, closed-end funds are subject to their own annual fees and expenses, including a management fee. Such fees reduce the potential benefits associated with owning a closed-end fund and are in addition to the Fund’s expenses.

PIPEs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PIPEs

The Fund may make private investments in public companies whose stocks are quoted on stock exchanges or which trade in the over-the-counter (“OTC”) securities market, a type of investment commonly referred to as a “PIPE” transaction. PIPE transactions will generally result in the Fund acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund’s ability to dispose of securities acquired in PIPE transactions may depend upon the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Even if the Fund is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

Some of the markets in which the Fund or an Alternative Fund invest and trade (as well as any direct hedging transactions implemented by the Sub- Advisor) are over-the-counter or “interdealer” markets. The participants in these markets typically are not subject to the type of strict credit evaluation and regulatory oversight applicable to members of “exchange based” markets, and transactions in these markets typically are not settled through clearinghouses that guarantee the trades of their participants. This results in the risk that a counterparty may not be able to settle a transaction with an Alternative Fund or the Fund in accordance with its terms because of a credit or liquidity problem of the counterparty, thereby exposing the Fund to loss. In addition, in the case of a default by a counterparty, the Alternative Fund or the Fund could become subject to adverse market movements while it attempts to execute a substitute transaction.

“Counterparty risk” is accentuated in the case of contracts having longer maturities, where events may intervene to prevent settlement, or where an investor has concentrated its transactions with a single or small number of counterparties. The Underlying Managers used by the Fund generally are not restricted from dealing with any particular counterparties or from concentrating any or all of their transactions for the Alternative Fund or the Fund with one counterparty.

Investments In Energy And Natural Resources Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Energy and Natural Resources Investment

One or more Alternative Funds could invest in securities of energy and natural resources companies, which means that their performances will be susceptible to the economic, business, or other developments that affect those industries. For example, the value of such investments may be impacted by energy prices, supply and demand fluctuations, energy conservation, tax and other regulatory policies of governments and global events including instability in the Middle East or war. Prices of natural resources can be influenced by a variety of global economic, financial and political factors and may fluctuate substantially over short periods of time, and such investments may be more volatile than other types of investments. At times, the performance of these companies may lag the performance of the broader stock market.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reverse Repurchase Agreements

An Alternative Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to such Alternative Fund’s investment restrictions. Reverse repurchase agreements involve the sale of securities held by an Alternative Fund with an agreement by the Alternative Fund to repurchase the securities at an agreed upon price, date and interest payment. At the time an Alternative Fund enters into a reverse repurchase agreement, it may designate on its books and records liquid instruments having a value not less than the repurchase price (including accrued interest). These transactions may create leverage and expose an Alternative Fund to risks associated with borrowings, including increased volatility, liquidity risk, and the risk that the Alternative Fund may be required to dispose of portfolio investments at unfavorable times or prices to satisfy its obligations. The use by an Alternative Fund of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Alternative Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Alternative Fund in connection with the reverse repurchase agreement may decline in price.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Alternative Fund’s obligation to repurchase the securities, and the Alternative Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Alternative Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

Foreign Currency Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Transactions

The Fund may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund. The Fund may also engage in foreign currency transactions for non-hedging purposes to generate returns.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund has contracted to receive in the exchange. The Fund’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Fund anticipates purchasing or selling a non-U.S. security. This technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Fund anticipates that particular non-U.S. currencies will appreciate or depreciate in value. Generally, the Fund is subject to no requirement that it hedges all or any portion of its exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

Limits Of Risk Disclosure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limits of Risk Disclosure

The above discussions relate to the various principal risks associated with the Fund, the Fund’s investments and Shares and are not intended to be a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, the SAI, and the Agreement and Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		2020 Calamos Court
Entity Address, City or Town		Naperville
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60563
Contact Personnel Name		Calamos Advisors LLC
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	2.25%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.00%
Management Fees [Percent]	[3]	1.10%
Interest Expenses on Borrowings [Percent]	[3],[4]	0.10%
Distribution/Servicing Fees [Percent]	[3],[5]	0.25%
Acquired Fund Fees and Expenses [Percent]	[3],[6]	19.30%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[7]	5.98%
Total Annual Expenses [Percent]	[3]	26.73%
Waivers and Reimbursements of Fees [Percent]	[3],[8]	(5.41%)
Net Expense over Assets [Percent]	[3],[8]	21.32%
Expense Example, Year 01		$ 214
Expense Example, Years 1 to 3		536
Expense Example, Years 1 to 5		764
Expense Example, Years 1 to 10		$ 1,019
Financial Highlights [Abstract]
Senior Securities Amount	[9]			$ 1,500,000
Senior Securities Coverage per Unit	[9]			$ 28,666
General Description of Registrant [Abstract]
Annual Dividend Payment	[9]			(0.16)
NAV Per Share	[9]			$ 10.25 [10]	$ 10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			3,046.308
Class C [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	1.00%
Management Fees [Percent]	[3]	1.10%
Interest Expenses on Borrowings [Percent]	[3],[4]	0.10%
Distribution/Servicing Fees [Percent]	[3],[5]	1.00%
Acquired Fund Fees and Expenses [Percent]	[3],[6]	19.30%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[7]	5.98%
Total Annual Expenses [Percent]	[3]	27.48%
Waivers and Reimbursements of Fees [Percent]	[3],[8]	(5.41%)
Net Expense over Assets [Percent]	[3],[8]	22.07%
Expense Example, Year 01		$ 202
Expense Example, Years 1 to 3		536
Expense Example, Years 1 to 5		767
Expense Example, Years 1 to 10		$ 1,018
Financial Highlights [Abstract]
Senior Securities Amount	[9]			$ 1,500,000
Senior Securities Coverage per Unit	[9]			$ 28,666
General Description of Registrant [Abstract]
Annual Dividend Payment	[9]			(0.14)
NAV Per Share	[9]			$ 10.22	10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class C Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			3,040.58
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.00%
Management Fees [Percent]	[3]	1.10%
Interest Expenses on Borrowings [Percent]	[3],[4]	0.10%
Distribution/Servicing Fees [Percent]	[3],[5]	0.00%
Acquired Fund Fees and Expenses [Percent]	[3],[6]	19.30%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[7]	6.03%
Total Annual Expenses [Percent]	[3]	26.53%
Waivers and Reimbursements of Fees [Percent]	[3],[8]	(5.46%)
Net Expense over Assets [Percent]	[3],[8]	21.07%
Expense Example, Year 01		$ 194
Expense Example, Years 1 to 3		522
Expense Example, Years 1 to 5		756
Expense Example, Years 1 to 10		$ 1,020
Financial Highlights [Abstract]
Senior Securities Amount	[9]			$ 1,500,000
Senior Securities Coverage per Unit	[9]			$ 28,666
General Description of Registrant [Abstract]
Annual Dividend Payment	[9]			(0.16)
NAV Per Share	[9]			$ 10.25	10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			5,860,832.339
Class M [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.00%
Management Fees [Percent]	[3]	1.10%
Interest Expenses on Borrowings [Percent]	[3],[4]	0.10%
Distribution/Servicing Fees [Percent]	[3],[5]	0.75%
Acquired Fund Fees and Expenses [Percent]	[3],[6]	19.30%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[7]	5.98%
Total Annual Expenses [Percent]	[3]	27.23%
Waivers and Reimbursements of Fees [Percent]	[3],[8]	(5.41%)
Net Expense over Assets [Percent]	[3],[8]	21.82%
Expense Example, Year 01		$ 200
Expense Example, Years 1 to 3		533
Expense Example, Years 1 to 5		765
Expense Example, Years 1 to 10		1,019
Financial Highlights [Abstract]
Senior Securities Amount	[9]			$ 1,500,000
Senior Securities Coverage per Unit	[9]			$ 28,666
General Description of Registrant [Abstract]
Annual Dividend Payment	[9]			(0.14)
NAV Per Share	[9]			$ 10.23	$ 10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class M Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			3,042.514
Class C - Contingent Deferred Sales Charge [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[11]	212
Expense Example, Years 1 to 3	[11]	536
Expense Example, Years 1 to 5	[11]	767
Expense Example, Years 1 to 10	[11]	$ 1,018

[1]	Investors purchasing Class A Shares may be charged a front-end sales load of up to 2.25% of the investor’s gross purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors (as further described under “Purchasing Shares — Purchase Terms”). See “Purchasing Shares — Purchase Terms.” While Class M Shares do not charge a front-end sales load, if you purchase Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”
[2]	Class C shareholders will be subject to a contingent deferred sales charge on shares redeemed during the first 12 months after their purchase. See “Contingent Deferred Sales Charge” under “Share Repurchase Program.”
[3]	Assuming estimated net assets for the Fund of $150 million with no leverage at the end of the Fund’s first twelve months of operations.
[4]	These expenses represent estimated interest payments the Fund expects to incur in connection with its expected credit facility during the current fiscal year. See “Investment Objective, Opportunities and Strategies — Leverage.”
[5]	Class C Shares and Class M Shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C Shares or Class M Shares, respectively (the “Distribution Fee”). See “Plan of Distribution”. Class A Shares and Class C may charge a shareholder servicing fee of up to 0.25% per year (the “Shareholder Servicing Fee”). The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request.
[6]	The “Acquired Fund Fees and Expenses” disclosed above are based on historical returns of the types of hedge funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and include pass-through fees. See “Special Risks of Investing in Alternative Funds; Reliance on Underlying Managers — Multiple Levels of Fees and Expenses.”
[7]	Other expenses are based on estimated amounts for the current fiscal year and include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs, and fees payable to the Independent Trustees.
[8]	The Advisor, the Sub-Advisor and the Fund have entered into the Expense Limitation Agreement under which the Advisor and Sub-Advisor have contractually agreed on a monthly basis, to reimburse on a 50/50 basis between the Advisor and the Sub-Advisor the Fund’s “Specified Expenses” in respect of each class of the Fund (each, a “Class”) where “Specified Expenses” means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund’s annual operating expenses, with the exception of (i) the Investment Management Fee (as defined herein), (ii) the Shareholder Servicing Fee (as defined herein), (iii) the Distribution Fee (as defined herein), (iv) certain costs associated with the acquisition, ongoing investment and disposition of the Fund’s investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs, (v) acquired fund fees and expenses, (vi) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vii) taxes and costs to reclaim foreign taxes, and (viii) extraordinary expenses (as determined in the discretion of the Advisor and Sub-Advisor), to the extent that such expenses exceed 0.35% of the average daily net assets of such Class (the “Expense Limitation”).
[9]	Commencement of operations following reorganization of the Predecessor Fund which was effective as of close of business on September 30, 2025.
[10]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Accordingly, the return and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.
[11]	If the contingent deferred sales charge applies, the hypothetical expenses you would pay on $1,000 investment in Class C Shares would be $10, assuming annual expenses attributable to Shares remain unchanged, Shares earn a 5% annual return, and you redeemed your shares in full at the end of the 1-year period. See “Contingent Deferred Sales Charge” under “Share Repurchase Program.”